As filed via EDGAR with the Securities and Exchange Commission on October 2,
1996.

                                                               File No.
                                                       Registration No.
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|

                         Pre-Effective Amendment No.                         | |

                         Post-Effective Amendment No.                        | |

                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        |X|

                                   Amendment No.                             | |
                         -------------------------------
                            MUTUAL FUND SELECT GROUP
               (Exact Name of Registrant as Specified in Charter)

                                 101 Park Avenue
                            New York, New York 10178
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600

                                   Copies to:

George Martinez, Esq.      Niall L. O'Toole, Esq.     Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant hereby elects to register an indefinite number of shares of common stock, $.001 par value per share, of all series of the Registrant, now existing or hereafter created. The amount of the registration fee required by Rule 24f-2 is $500.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

                            MUTUAL FUND SELECT GROUP
                      Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) Under the Securities Act of 1933

                         VISTA(SM) SELECT BALANCED FUND
                      VISTA(SM) SELECT EQUITY INCOME FUND
                     VISTA(SM) SELECT LARGE CAP EQUITY FUND
                     VISTA(SM) SELECT LARGE CAP GROWTH FUND
                     VISTA(SM) SELECT EMERGING GROWTH FUND
                     VISTA(SM) SELECT SMALL CAP VALUE FUND
                   VISTA(SM) SELECT INTERNATIONAL EQUITY FUND
                     VISTA(SM) SELECT SHORT-TERM BOND FUND
                    VISTA(SM) SELECT INTERMEDIATE BOND FUND
                           VISTA(SM) SELECT BOND FUND

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------
                    Captions apply to all Prospectuses.

     1              Front Cover Page                                            *

     2(a)           Expense Summary                                             *

      (b)           Not Applicable                                              *

     3(a)           Not Applicable                                              *

      (b)           Not Applicable                                              *

      (c)           Performance Information                                     *


     4(a)(b)        Other Information                                           *
                    Concerning the Fund;
                    Fund Objective; Investment
                    Policies

      (c)           Fund Objective; Investment                                  *
                    Policies

      (d)           Not Applicable                                              *

     5(a)           Management                                                  *

      (b)           Management                                                  *

      (c)(d)        Management; Other Information Concerning the Fund           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Other Information Concerning                                *
                    the Fund; Back Cover Page

      (f)           Other Information Concerning                                *
                    the Fund

      (g)           Not Applicable                                              *

     5A             Not Applicable                                              *

     6(a)           Other Information Concerning                                *
                    the Fund

      (b)           Not Applicable                                              *

      (c)           Not Applicable                                              *

      (d)           Not Applicable                                              *

      (e)(f)        About Your Investment; How to Purchase and Redeem           *
                    Shares; How Distributions Are Made; Tax Information;
                    Other Information Concerning the Fund

      (f)           How Distributions are Made;                                 *
                    Tax Information

      (g)           How Distributions are Made;                                 *
                    Tax Information

      (h)           About Your Investment; How to                               *
                    Purchase and Redeem Shares;
                    Other Information Concerning the Fund

     7(a)           How to Purchase and Redeem Shares                           *

      (b)           How the Fund Values its Shares;                             *
                    How to Purchase and Redeem Shares

      (c)           Not Applicable                                              *

      (d)           How to Purchase and Redeem Shares                           *


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Management; Other Information                               *
                    Concerning the Fund

      (f)           Other Information Concerning the                            *
                    Fund

     8(a)           How to Purchase and Redeem Shares                           *

      (b)           How to Purchase and Redeem Shares                           *

      (c)           How to Purchase and Redeem Shares                           *

      (d)           How to Purchase and Redeem Shares                           *

     9              Not Applicable                                              *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

    10                    *                                           Front Cover Page

    11                    *                                           Front Cover Page

    12                    *                                           Not Applicable

    13(a)(b)        Fund Objective; Investment                        Investment Policies
                    Policies                                          and Restrictions

    14(c)                 *                                           Management of the Trust and
                                                                      Funds

      (b)                 *                                           Not Applicable

      (c)                 *                                           Management of the Trust and
                                                                      Funds

    15(a)                 *                                           Not Applicable

      (b)                 *                                           General Information

      (c)                 *                                           General Information

    16(a)           Management                                        Management of the Trust and
                                                                      Funds

      (b)           Management                                        Management of the Trust and
                                                                      Funds

      (c)           Other Information Concerning                      Management of the Trust and
                    the Fund                                          Funds

      (d)           Management                                        Management of the Trust and
                                                                      Funds

      (e)                 *                                           Not Applicable

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

      (f)           How to Purchase and Redeem Shares;                Management of the Trust and
                    Other Information Concerning the Fund             Funds

      (g)                 *                                           Not Applicable

      (h)                 *                                           Management of the Trust and
                                                                      Funds
                                                                      Independent Accountants

      (i)                 *                                           Not Applicable

    17              Investment Policies                               Investment Policies and Restrictions

    18(a)           Other Information Concerning the Fund;            General Information
                    How to Purchase and Redeem Shares

      (b)                 *                                           Not Applicable

    19(a)           How to Purchase and Redeem Shares                 Purchases and Redemptions

      (b)           How the Fund Values its Shares; How to            Determination of Net Asset Value
                    Purchase and Redeem Shares

      (c)                 *                                           Purchases and Redemptions

    20              How Distributions are Made; Tax Information       Tax Matters

    21(a)                 *                                           Management of the Trust and Funds

      (b)                 *                                           Management of the Trust and Funds

      (c)                 *                                           Not Applicable

    22                    *                                           Performance Information

    23                    *                                           Not Applicable

Part C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                 Subject to Completion--Dated October 2, 1996

                                 [VISTA LOGO]

                                  PROSPECTUS
                        VISTA(SM) SELECT EQUITY FUNDS

                            INVESTMENT STRATEGIES:

                         BALANCED FUND: Total Return
                          EQUITY INCOME FUND: Income
                    LARGE CAP EQUITY FUND: Capital Growth
                    LARGE CAP GROWTH FUND: Capital Growth
                     EMERGING GROWTH FUND: Capital Growth
                     SMALL CAP VALUE FUND: Capital Growth
                   INTERNATIONAL EQUITY FUND: Total Return

_____, 1996

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their ____, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Select Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                      TABLE OF CONTENTS

EXPENSE SUMMARY .......................................   4

FUND OBJECTIVES AND INVESTMENT APPROACH ...............   6

COMMON INVESTMENT POLICIES ............................   9

MANAGEMENT ............................................  18

HOW TO PURCHASE AND REDEEM SHARES .....................  20

HOW THE FUNDS VALUE THEIR SHARES ......................  21

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION ...........  21

OTHER INFORMATION CONCERNING THE FUNDS ................  22

PERFORMANCE INFORMATION ...............................  26

                      (This Page Intentionally Left Blank)

                               EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Funds based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                                  Vista Select
                                                  Vista Select   Equity Income
                                                  Balanced Fund      Fund
                                                      ----           ----
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee ..........................    0.50%          0.40%
                                                      ----           ----
12b-1 Fee ........................................    None           None
Shareholder Servicing Fee ........................    None           None
Other Expenses (after reimbursements)* ...........    0.24%          0.19%
                                                      ----           ----
Total Fund Operating Expenses
(after reimbursements )* .........................    0.74%          0.59%
                                                      ----           ----

EXAMPLE
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:
1 Year ...........................................     $ 8            $ 7
                                                       ---            ---
3 Years ..........................................     $24            $21
                                                       ---            ---

Vista Select    Vista Select   Vista Select  Vista Select   Vista Select
 Large Cap       Large Cap      Emerging       Small Cap   International
Equity Fund     Growth Fund    Growth Fund    Value Fund     Equity Fund
-----------     -----------    -----------    ----------   -------------

   0.40%            0.40%         0.65%           0.65%         1.00%
   ----             ----          ----            ----          ----
   None             None          None            None          None
   None             None          None            None          None
   0.26%            0.18%         0.21%           0.18%         0.40%
   ----             ----          ----            ----          ----

   0.66%            0.58%         0.86%           0.83%         1.40%
   ----             ----          ----            ----          ----





    $ 7              $ 6           $  9             $ 8           $14
    ---              ---           ----             ---           ---
    $21              $19           $ 27             $26           $44
    ---              ---           ----             ---           ---

  * Reflects the agreement by Chase voluntarily to reimburse certain expenses for a period of at least one year from the date of this Prospectus. Absent such reimbursements, Total Fund Operating Expenses for Vista Select Balanced Fund, Vista Select Equity Income Fund, Vista Select Large Cap Equity Fund, Vista Select Large Cap Growth Fund, Vista Select Emerging Growth Fund, Vista Select Small Cap Value Fund and Vista Select International Equity Fund would be 0.77%, 0.63%, 0.70%, 0.65%, 0.97%, 0.90% and 1.43%, respectively.

The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that the Funds incur. The example should not be considered a representation of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Funds.

FUND OBJECTIVES AND
INVESTMENT APPROACH
-------------------

VISTA SELECT BALANCED FUND

The Fund's objective is to maximize total return through long-term capital growth and current income.

The Fund will invest in equity and debt securities. Under normal market conditions, 35% to 70% of the Fund's total assets will be invested in equity securities. The majority of the Fund's equity investments will be in well-known, established companies with market capitalizations of at least $200 million which are traded on established securities markets or over-the-counter. The equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common and preferred stocks and warrants to purchase common stocks.

Under normal market conditions, at least 25% of the Fund's total assets will be invested in investment grade fixed-income securities. The fixed income securities in which the Fund may invest include non-convertible corporate debt securities and U.S. Government obligations. Corporate debt securities in which the Fund invests will be rated at the time of purchase in the category Baa or higher by Moody's Investor Service, Inc. ("Moody's"), or BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization, or, if unrated, determined by the Fund's advisers to be of comparable quality.

The Fund's advisers may alter the relative portion of the Fund's assets invested in equity and fixed income securities depending on their judgment as to general market and economic conditions and trends, yields and interest rates and changes in monetary policies. The average maturity of the Fund's fixed income investments will vary based upon the advisers' assessment of the relative yields available on securities of different maturities.

VISTA SELECT EQUITY INCOME FUND

The Fund's objective is to obtain an above-average rate of income consistent with long-term capital appreciation. The Fund pursues this objective primarily by investing in income-producing equity securities.

Under normal market conditions, the Fund will invest at least 65% of its total assets in income-producing equity securities. The income- producing equity securities in which the Fund invests include common stocks, preferred stocks and convertible securities. The Fund attempts to achieve a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Stock Price Index.

It is anticipated that the major portion of the Fund's assets will be invested in common stocks traded on a national securities exchange or on NASDAQ. A significant portion of the Fund's assets may be invested in convertible bonds or convertible preferred stock.

VISTA SELECT LARGE CAP
EQUITY FUND

The Fund's objective is long-term capital growth.

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of established companies with market capitalizations in excess of $1 billion. Such companies typically have a large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

The Fund's advisers intend to utilize both quantitative and fundamental research to identify undervalued stocks with a catalyst for positive change. The Fund's advisers will evaluate companies by assessing the strongest sectors of the market over the economic cycle, identifying those companies with favorable earnings prospects, and then selecting the most attractive values. The Fund's advisers will consider industry diversification as an important factor and will try to maintain representation in a variety of market sectors, although sector emphasis will shift as a result of changes in the outlook for earnings among market sectors.

VISTA SELECT LARGE CAP
GROWTH FUND

The Fund's objective is long-term capital growth.

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of established companies with market capitalizations in excess of $1 billion. Such companies typically have a large number of publicly held shares and high trading volume, resulting in a high degree of liquidity.

To pursue the Fund's objective the advisers will utilize a disciplined valuation process which seeks to identify high-quality, large and medium-sized companies which have strong balance sheets, above- average historical earnings growth, favorable earnings prospects and leadership positions in their industries.

VISTA SELECT EMERGING
GROWTH FUND

The Fund's objective is long-term capital growth.

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small to mid cap companies. The Fund's advisers classify small to mid cap companies as those with market capitalizations of $300 million to $4 billion at the time of purchase by the Fund.

To pursue the Fund's objective the advisers will seek to invest in companies with consistent, accelerating earnings and attractive stock valuations. The Fund's advisers utilize a disciplined process involving quantitative pre-screening techniques, fundamental company research, and a proprietary company earnings model which identifies the potential for positive earnings. Current income is an incidental consideration to the Fund's objective. You should be aware that an investment in small to mid cap companies may be more volatile than investments in companies with greater capitalization, as described under "Risk Factors" below.

VISTA SELECT SMALL CAP
VALUE FUND

The Fund's objective is long-term capital growth.

Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of smaller companies (i.e., those with market capitalizations of $750 million or less at the time of purchase). The Fund's advisers intend to utilize fundamental research to identify undervalued stocks of financially sound companies with seasoned products and/or services, competitive advantages and market leadership positions. The Fund's advisers will consider industry diversification as an important factor and will try to maintain representation in a variety of market sectors, although sector emphasis will shift as a result of changes in the outlook for earnings among market sectors. Current income is an incidental consideration to the Fund's objective. You should be aware that an investment in smaller companies may be more volatile than investments in companies with greater capitalization, as described under "Risk Factors" below.

VISTA SELECT INTERNATIONAL
EQUITY FUND

The Fund's objective is total return from long-term capital growth and income.

The Fund will invest principally in a broad portfolio of marketable equity securities of established foreign companies organized in countries other than the U.S. and foreign subsidiaries of U.S. companies participating in foreign economies. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, securities convertible into common stocks, and warrants to purchase common stocks.

The Fund's advisers seek to identify those countries and industries where economic and political factors, including currency movements, are likely to produce above-average growth rates. The Fund's advisers attempt to identify those companies in such countries and industries that are best positioned and managed to take advantage of these economic and political factors. The Fund will seek to diversify investments broadly among issuers in various countries and normally to have represented in the Fund business activities of not less than three different countries other than the U.S. The Fund may invest a substantial portion of its assets in one or more of such countries.

The Fund intends to invest in companies based in (or governments located in) the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including United Kingdom, Germany, Netherlands, France, Switzerland, Italy and Spain), Scandinavia, Australia, Canada and such other areas and countries as the Fund's advisers may determine from time to time. Because the Fund invests a large portion of its assets in countries comprising the Morgan Stanley Capital International Europe, Australia and the Far East Index, which is heavily weighted towards companies based in Japan and the United Kingdom, a substantial portion of the Funds' assets may be invested in companies based in Japan, the United Kingdom and/or other countries represented in the Index. However, investments may be made from time to time in companies in, or governments of, developing countries as well as developed countries.

The Fund's advisers will allocate the Fund's investments among securities denominated in the U.S. dollar and currencies of foreign countries. The advisers may adjust the Fund's exposure to each currency based on their perception of the most favorable markets and issuers. The percentage of the Fund's assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the advisers' assessment of the relative yield and appreciation potential of such securities and the current and anticipated relationship of a country's currency to the U.S. dollar. Fundamental economic strength, earnings growth, quality of management, industry growth, credit quality and interest rate trends are some of the principal factors which may be considered by the Fund's advisers in determining whether to increase or decrease the emphasis placed upon a particular type of security, industry sector, country or currency within the Fund's investment portfolio. Securities purchased by the Fund may be denominated in a currency other than that of the country in which the issuer is domiciled.

Primary emphasis will be placed on equity securities and securities with equity features. However, the Fund may invest in any type of investment grade debt security including, but not limited to, other convertible securities, bonds, notes and other debt securities of foreign governmental and private issuers, and various derivative securities.

The Fund will neither invest more than 25% of its net assets in debt securities denominated in a single currency other than the U.S. dollar, nor invest more than 25% of its net assets in debt securities issued by a single foreign government or supranational organization.

The Fund may invest in securities of companies of various sizes, including smaller companies whose securities may be more volatile and less liquid than securities of larger companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in closed-end investment companies that in turn are authorized to invest in the securities of such countries. You should be aware that an investment in foreign securities involves a higher degree of risk than investments in U.S. securities, as described under "Risk Factors" below.

COMMON INVESTMENT
POLICIES
--------

Each Fund may invest any portion of its assets not invested as described above in high quality money market instruments and repurchase agreements. For temporary defensive purposes, a Fund may invest without limitation in these instruments and, in the case of Equity Income Fund, in investment grade debt securities. At times when a Fund's advisers deem it advisable to limit the Fund's exposure to the equity markets, each Fund may invest up to 20% of its total assets in U.S. Government obligations (exclusive of any investments in money market instruments). To the extent that a Fund departs from its investment policies during temporary defensive periods, its investment objective may not be achieved.

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund. It is anticipated that certain Funds will adopt this approach during 1997. See "Unique Characteristics of Master/Feeder Fund Structure."

The Emerging Growth Fund and International Equity Fund are classified as "non-diversified" funds under federal securities laws. These Funds' assets may be more concentrated in the securities of any single issuer or group of issuers than if the Funds were diversified. The other Funds are classified as a "diversified" funds under federal securities law.

No Fund is intended to be a complete investment program, and there is no assurance that any Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES

Each Fund may also engage in the following investment practices, when consistent with its overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

FOREIGN SECURITIES. Each Fund other than the International Equity Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts. The International Equity Fund may invest without limitation in foreign securities. Since foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's foreign investments may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign companies than U.S. companies, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. The securities of foreign companies may be less liquid and more volatile than the securities of comparable U.S. companies. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability and diplomatic developments could affect the value of a Fund's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if a Fund invests in securities of issuers in emerging markets.

Each Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). Each Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Each Fund will limit its investment in Depositary Receipts not sponsored by the issuer of the underlying securities to no more than 5% of the value of its net assets (at the time of investment).

SUPRANATIONAL AND ECU OBLIGATIONS. The Balanced Fund, Equity Income Fund and International Equity Fund may invest in securities issued by supranational organizations, which include organizations such as The World Bank, the European Community, the European Coal and Steel Community and the Asian Development Bank. Each such Fund may also invest in securities denominated in the ECU, which is a "basket" consisting of specified amounts of the currencies of certain member states of the European Community. These securities are typically issued by European governments and supranational organizations.

U.S. GOVERNMENT OBLIGATIONS. U.S. Government obligations include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD COMMITMENTS. Each Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). Each Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STAND-BY COMMITMENTS. The Funds may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in their portfolios. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Each of the Large Cap Equity Fund, Large Cap Growth Fund, Emerging Growth Fund and Small Cap Value Fund limit its investments in convertible securities to 20% of its net assets. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objectives and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

STRIPPED OBLIGATIONS. The Balanced Fund may invest without limitation in stripped obligations, which are separately traded principal and interest components of an underlying obligation. Each other Fund may invest up to 20% of its total assets in stripped obligations backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The value of stripped obligations tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

INVESTMENT GRADE DEBT SECURITIES. The Balanced Fund, Equity Income Fund and International Equity Fund may invest in investment grade debt securities. Investment grade debt securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, or, if unrated, determined by the advisers to be of comparable quality.

INDEXED INVESTMENTS. The International Equity Fund may invest in instruments which are indexed to certain specific foreign currency exchange rates. The terms of such instruments may provide that their principal amounts or just their coupon interest rates are adjusted upwards or downwards (but not below zero) at maturity or on established coupon payment dates to reflect changes in the exchange rate between two or more currencies while the obligation is outstanding. Such indexed investments entail the risk of loss of principal and/or interest payments from currency movements in addition to principal risk, but offer the potential for realizing gains as a result of changes in foreign currency exchange rates.

REAL ESTATE INVESTMENT TRUSTS. Each Fund's equity securities may include shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate ("equity trusts") or real estate related loans or interests ("mortgage trusts"). The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests. See "Mortgage-Backed Securities."

DERIVATIVES AND RELATED INSTRUMENTS. Each Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. Each Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments. In addition, the Balanced Fund and International Equity Fund may employ forward interest rate contracts.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Funds are not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, a Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of a Fund's portfolio transactions will vary from year to year. A Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups, and would make it more difficult for a Fund to qualify as a registered investment company under federal tax law. See "How Distributions are Made; Tax Information" and "Other Information Concerning the Fund--Certain Regulatory Matters."

ADDITIONAL INVESTMENT POLICIES OF THE BALANCED FUND

ZERO COUPON SECURITIES AND PAYMENT-IN-KIND OBLIGATIONS. The Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in-kind obligations are obligations on which the interest is payable in additional securities rather than cash. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

INVERSE FLOATERS AND INTEREST RATE CAPS. The Fund may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate security. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by the Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, as with callable fixed-income securities generally, if the Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium. Like other fixed-income securities, when interest rates rise the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income, fixed-maturity securities which have no prepayment or call features.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Certain mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees, while other such securities may be backed only by the underlying mortgage collateral.

The Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life and/or stated maturity. Monthly payments of principal, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

The Fund expects that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Fund will consider making investments in such securities.

DOLLAR ROLLS. The Fund may enter into mortgage "dollar rolls" in which the Fund sells mortgage- backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. These transactions involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction.

ASSET-BACKED SECURITIES. The Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

LIMITING INVESTMENT RISKS

Specific investment restrictions help the Funds limit investment risks for their shareholders. These restrictions prohibit each Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees) or (b) investing more than 25% of its total assets in any one industry. These restrictions also prohibit each of the Balanced Fund, Equity Income Fund, Large Cap Equity Fund and Large Cap Growth Fund from (c) with respect to 75% of its total assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations). A complete description of these and other investment policies is included in the SAI. Except for restrictions (b) and (c) above and investment policies designated as fundamental in the SAI, the Funds' investment policies (including their investment objectives) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval. However, in the event of a change in any such Fund's investment objectives, shareholders will be given at least 30 days' prior written notice.

RISK FACTORS

No Fund constitutes a complete investment program, and an investment in certain funds may not be appropriate for all investors. The net asset value of the shares of each Fund can be expected to fluctuate based on the value of the securities in the Fund's portfolio. Each Fund is subject to the general risks and considerations associated with equity investing, as well as the risks discussed herein. The Balanced Fund is also subject to the general risks and considerations associated with fixed income investing.

The performance of the Balanced Fund, Equity Income Fund, Emerging Growth Fund and International Equity Fund, to the extent they invest in convertible and/or fixed income securities, as applicable, will depend in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by such Funds tends to decrease. To the extent a Fund invests in fixed income securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if such Funds had invested in comparable securities with shorter maturities. The performance of these Funds will also depend on the quality of these investments. While securities issued or guaranteed by the U.S. Government generally are of high quality, the other fixed income securities in which such Funds may invest, while of investment-grade quality, may be of lesser credit quality. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics. In addition, with respect to each Fund's investments in convertible securities, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common or preferred stock.

To the extent permitted by its investment objective and policies, a Fund may invest in the securities of small or mid cap companies. The securities of small to mid cap companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

The Emerging Growth Fund and Small Cap Value Fund are aggressively managed and, therefore, the value of the shares of these Funds is subject to greater fluctuation and an investment in these Funds' shares involves a higher degree of risk than an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities.

As the International Equity Fund invests primarily in equity securities of companies outside the U.S., an investment in the Fund's shares involves a higher degree of risk than an investment in a U.S. equity fund. See "Common Investment Policies-Other Investment Practices-Foreign Securities" above. Investments in securities of issuers based in developing countries entails certain additional risks, including greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability. The small size of markets for securities of issuers based in such countries and the low or non-existent volume of trading may result in a lack of liquidity and in price volatility. Certain national policies may restrict the investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. There may be an absence of developed legal structures governing private or foreign investment and private property.

Because the Emerging Growth Fund and International Equity Fund are "non-diversified," the value of such Funds' shares is more susceptible to developments affecting issuers in which such Funds invest.

For a discussion of certain other risks associated with each Fund's additional investment activities, see "Common Investment Policies--Other Investment Practices" above.

MANAGEMENT
----------

THE FUND'S ADVISERS

The Chase Manhattan Bank ("Chase") acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Funds subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.50%, 0.40%, 0.40%, 0.40%, 0.65%, 0.65% and 1.00% of the average daily net assets of the Balanced Fund, Equity Income Fund, Large Cap Equity Fund, Large Cap Growth Fund, Emerging Growth Fund, Small Cap Value Fund and International Equity Fund, respectively. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each of the Funds other than International Equity Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Funds on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.25%, 0.20%, 0.20%, 0.20%, 0.30% and 0.30% of the average daily net assets of the Balanced Fund, Equity Income Fund, Large Cap Equity Fund, Large Cap Growth Fund, Emerging Growth Fund and Small Cap Value Fund, respectively. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

Chase Asset Management (London) Limited ("CAM London"), a registered investment adviser, is the sub-investment adviser to the International Equity Fund pursuant to a Sub-Investment Advisory Agreement between CAM London and Chase. CAM London is a wholly-owned operating subsidiary of Chase. CAM London makes investment decisions for the Fund on a day-to-day basis. For these services, CAM London is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.50% of the average daily net assets of the Fund. CAM

London was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase with respect to the International Equity Fund also serve as portfolio managers for CAM London. CAM London is located at Colvile House, 32 Curzon Street, London W1Y 8AL.

PORTFOLIO MANAGERS. Greg Adams and Stephen Humphrey, Vice Presidents of Chase, and Susan Huang, Vice President and Director of Fixed Income Management of Chase, are responsible for the management of the Balanced Fund's portfolio. Mr. Adams joined Chase in 1987 and has been responsible for overseeing the proprietary computer model program used in the U.S. equity selection process. Mr. Adams manages a number of mutual funds at Chase. Mr. Humphrey has been employed at Chase (including its predecessors) since 1976 and has managed pooled investment funds and private accounts at Chemical Bank since 1985. Ms. Huang is responsible for developing the allocation and risk management strategy for U.S. fixed income portfolios, and managing the institutional U.S. fixed income assets under management. Prior to joining Chase in June of 1995, Ms. Huang was Director of the Insurance Asset Management Group at Hyperion Capital Management, Inc. Prior to joining Hyperion, Ms. Huang was a senior portfolio manager with CS First Boston Investment Management Inc.

Tony Gleason, Vice President of Chase, and Mr. Humphrey are responsible for the management of the Equity Income Fund's portfolio. Mr. Gleason joined Chase in 1995 with 10 years of investment experience. Prior to joining Chase, Mr. Gleason spent nine years as a Vice President and Portfolio Manager with Prudential Equity Management.

Mr. Adams is responsible for the day-to-day management of the Large Cap Equity Fund's portfolio.

A committee composed of Chase investment professionals is responsible for the management of the Large Cap Growth Fund's portfolio.

Mehda Vora, a Senior Portfolio Manager at Chase, is responsible for the day-to-day management for the Emerging Growth Fund's portfolio. Ms. Vora joined Chase in 1996. Prior to joining Chase, Ms. Vora was a Senior Vice President and Associate Portfolio Manager at Trust Company of the West, specializing in small to mid cap issues.

Richard Rolle and Judith Havard, Vice Presidents of Chase, are responsible for the day-to-day management of the Small Cap Value Fund. Mr. Rolle has been with Chase (including its predecessors) since 1982, serving as trust portfolio manager, securities analyst and fund manager. Prior to joining Chase in 1994, Ms. Havard was an associate director at the Massachusetts Mutual Life Insurance Company, where she served as portfolio manager of the company's convertible stock and bond portfolio.

Michael Browne and David Webb, Vice Presidents of Chase, are responsible for the day-to-day management for the International

Equity Fund. Mr. Browne is responsible for investment management and equity research in for European equities. Mr. Browne joined Chase in 1994. Prior to joining Chase, Mr. Browne was Assistant Director of European equity fund management at BZW Investment Management in London. Mr. Webb is responsible for investment management and equity research in the Asia region. Mr. Webb joined Chase in 1992. Prior to joining Chase, Mr. Webb was with Hambros Bank Limited where he was responsible for the management of the Hambros Equus Pacific Japan and Hambros Japan Trust.

HOW TO PURCHASE AND REDEEM SHARES

HOW TO PURCHASE SHARES

Shares of the Funds may be purchased through Chase and other selected financial institutions that have entered into an agreement with the Funds (such institutions are referred to herein as "Financial Institutions") on each business day during which Chase and the New York Stock Exchange are open ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts. The Funds reserve the right to reject any purchase order or cease offering shares for purchase at any time.

Shares are sold at their public offering price, which is their next determined net asset value. Orders received by the account administrator at your Financial Institution in proper form prior to the New York Stock Exchange closing time (or such earlier cut-off time as may be established by your Financial Institution) are confirmed at that day's net asset value, provided the order is received by the relevant Fund prior to its close of business. Financial Institutions are responsible for forwarding orders for the purchase of shares on a timely basis. Shares will be maintained in book entry form and share certificates will not be issued. Management reserves the right to refuse to sell shares of any Fund to any institution.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

MINIMUM INVESTMENTS

Financial Institutions are required to maintain at least $5,000,000 in an omnibus account with one or more of the Vista Select Funds.

HOW TO REDEEM SHARES

You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to the account administrator at your Financial Institution and transmitted to and received by the relevant Fund.

In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied. The price you will receive is the next net asset value calculated after the relevant Fund receives your request in proper form. In order to receive that day's net asset value, the Fund must receive your request before the close of regular trading on the New York Stock Exchange. Your Financial Institution will be responsible for furnishing all necessary documentation to the Funds, and may charge you for its services.

A Fund generally sends your Financial Institution payment for your shares in federal funds on the business day after your request is received in proper form. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

If a Financial Institution is authorized to act upon redemption and transfer instructions received by telephone from an investor and the Financial Institution fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor the investor's Financial Institution nor any of their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult your account administrator.

HOW THE FUNDS
VALUE THEIR SHARES
------------------

The net asset value of each Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each Fund Business Day, by dividing the net assets of a Fund by the total number of outstanding shares of that Fund. Values of assets held by the Funds are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE; TAX INFORMATION
---------------------

The Balanced Fund, Equity Income Fund, Large Cap Equity Fund and Large Cap Growth Fund distribute any net investment income other than short term capital gains at least monthly. The Emerging Growth Fund, Small Cap Value Fund and International Equity Fund distribute any net investment income other than short term capital gains at least quarterly. Each Fund distributes any net realized short term and long term capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

You can choose from three distribution options if made available by your Financial Institution: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying your account administrator in writing. If your Financial Institution does not offer distribution reinvestment or if you do not select an option when you open your account, all distributions will be made in cash.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, such Fund will be subject to tax on all of its income and gains.

All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

A portion of the ordinary income dividends paid by each Fund other than the International Equity Fund may qualify for the 70% dividends- received deduction for corporate shareholders.

Investment income received by the International Equity Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Since more than 50% of the value of the total assets of the Fund at the close of the Fund's taxable year is anticipated to be stock or securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund.

Investors should be careful to consider the tax implications of purchasing shares just prior to the next distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

Early in each calendar year the Funds will notify your Financial Institution of the amount and tax status of distributions paid for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING THE FUNDS
--------------------

Your Financial Institution may offer additional services to its customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each Financial Institution may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Institutions may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees.

ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets.

SUB-ADMINISTRATOR
AND DISTRIBUTOR

Vista Fund Distributors, Inc. ("VFD") acts as the Funds' sub-administrator and distributor. VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at 101 Park Avenue, New York, New York 10178.

CUSTODIAN

Chase acts as custodian for the Funds and receives compensation under an agreement with the Trust. Chase may sub-contract for the provision of certain services to be provided under the custody agreement. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. In addition, each Fund may allocate transfer agency and certain other expenses by class if additional classes of such Fund are established in the future. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND
DESCRIPTION OF SHARES

The Funds are portfolios of Mutual Fund Select Group, an open-end management investment company organized as a Massachusetts business trust in 1996 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted.

Each Fund currently issues a single class of shares but may, in the future, offer other classes of shares. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that may be offered in the future. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another. Shares of each class of a Fund would generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

UNIQUE CHARACTERISTICS OF
MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Portfolio"). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the relevant Fund and would cast all of its votes in the same proportion as did such Fund's shareholders. Shares of a Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the relevant Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the relevant Fund.

State securities regulations generally would not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of a Portfolio absent the adoption of procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. A Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believed to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

If a Fund invests all of its investable assets in a Portfolio, investors in such Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Fund at 1-800-622-4273.

CERTAIN REGULATORY MATTERS

Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE
INFORMATION
-----------

Each Fund's investment performance may from time to time be included in advertisements about the Fund. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the public offering price. Total return may also be presented for other periods.

All performance data is based on each Fund's past investment results and does not predict future performance. The performance data for each Fund prior to January 1, 1997 includes the historical performance of a predecessor common trust fund, adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for that Fund. These predecessor common trust funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust funds had been registered under the 1940 Act, their performance might have been adversely affected. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies.

These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

                      (This Page Intentionally Left Blank)

TRANSFER AGENT AND DIVIDEND PAYING AGENT

DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL

Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[Vista Logo]
101 Park Avenue
New York, NY 10178


INLC-1-796CX

                 Subject to Completion--Dated October 2, 1996

                                 [VISTA LOGO]

                                  PROSPECTUS
                       VISTA SELECT FIXED INCOME FUNDS


                             SHORT-TERM BOND FUND
                            INTERMEDIATE BOND FUND
                                  BOND FUND

                         INVESTMENT STRATEGY: Income
_____, 1996

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Funds in their ____, 1996 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Vista Select Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

INVESTMENTS IN THE FUNDS ARE SUBJECT TO RISK--INCLUDING POSSIBLE LOSS OF PRINCIPAL--AND WILL FLUCTUATE IN VALUE. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK OR ANY OF ITS AFFILIATES AND ARE NOT INSURED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

                        TABLE OF CONTENTS

EXPENSE SUMMARY ..........................................  3

FUND OBJECTIVES AND INVESTMENT APPROACH ..................  4

COMMON INVESTMENT POLICIES ...............................  4

MANAGEMENT ............................................... 10

HOW TO PURCHASE AND REDEEM SHARES ........................ 11

HOW THE FUNDS VALUE THEIR SHARES ......................... 13

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION .............. 13

OTHER INFORMATION CONCERNING THE FUNDS ................... 14

PERFORMANCE INFORMATION .................................. 18

EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Funds based on estimated expenses for the current fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                 Vista Select         Vista Select
                                               Short-Term Bond     Intermediate Bond      Vista Select
                                                     Fund                 Fund              Bond Fund
                                                --------------      ----------------      -------------
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee                             0.25%                0.30%                0.30%
                                                    ----                 ----                 ----
12b-1 Fee                                            None                None                 None
Shareholder Servicing Fee                            None                None                 None
Other Expenses (after reimbursements)*              0.30%                0.21%                0.19%
                                                    ----                 ----                 ----
Total Fund Operating Expenses (after
  reimbursements)*                                  0.55%                0.51%                0.49%
                                                    ----                 ----                 ----

EXAMPLE
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:

1 Year                                               $6                    $5                  $5
                                                     --                    --                  --
3 Years                                              18                    16                  16
                                                     --                    --                  --

  * Reflects the agreement by Chase voluntarily to reimburse certain expenses for a period of at least one year after the date of this Prospectus. Absent such reimbursements, Total Fund Operating Expenses for Vista Select Short-Term Bond Fund, Vista Select Intermediate Bond Fund and Vista Select Bond Fund would be 0.91%, 0.59% and 0.49%, respectively.

The table is provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that the Funds incur. The example should not be considered a representation of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Funds.

FUND OBJECTIVES AND
INVESTMENT APPROACH
-------------------

VISTA SELECT SHORT-TERM
BOND FUND

The Fund's objective is a high level of current income, consistent with preservation of capital.

The Fund will invest at least 65% of its total assets in bonds which have a maturity of three years or less, and the dollar weighted average maturity of its portfolio will not exceed three years. The Fund normally will invest substantially all of its assets in investment-grade fixed-income securities of all types. Investment-grade fixed-income securities are securities rated in the category BBB or higher by Standard & Poor's Corporation ("S&P"), or Baa or higher by Moody's Investors Services, Inc. ("Moody's") or the equivalent by another national rating organization, and unrated securities determined by the Funds' advisers to be of comparable quality.

VISTA SELECT
INTERMEDIATE BOND FUND

The Fund's objective is as high a level of income as is consistent with reasonable risk.

The Fund invests primarily in a broad range of investment-grade corporate bonds as well as other fixed-income securities. Under normal market conditions, the Fund invests at least 65% of its total assets in debt obligations of the U.S. Government, its agencies and instrumentalities, and investment- grade fixed income securities (as described above).

The dollar weighted average maturity of the Fund's portfolio will not exceed ten years. For temporary defensive purposes, the Fund may invest without limitation in high quality money market instruments and repurchase agreements, which generally carry lower yields than longer-term securities.

VISTA SELECT BOND FUND

The Fund's objective is as high a level of income as is consistent with reasonable risk.

The Fund invests primarily in a broad range of investment-grade corporate bonds as well as other fixed-income securities. Under normal market conditions, the Fund invests at least 65% of its total assets in debt obligations of the U.S. Government, its agencies and instrumentalities, and investment- grade fixed income securities (as described above).

There is no restriction on the maturity of the Fund's portfolio or any individual portfolio security. For temporary defensive purposes, the Fund may invest without limitation in high quality money market instruments and repurchase agreements, which generally carry lower yields than longer-term securities.


COMMON INVESTMENT
POLICIES
--------

In making investment decisions for the Funds, each Fund's advisers consider many factors in addition to current yield, including preservation of capital, maturity and yield to maturity. Each Fund's advisers will adjust such Fund's investments in particular securities or types of securities based upon their appraisal of changing economic conditions and trends.

Each Fund's advisers may sell one security and purchase another security of comparable quality and maturity in order to take advantage of what they believe to be short- term differentials in market values or yield disparities.

Fixed-income securities in each Fund's portfolio may include, in any proportion, bonds, notes, mortgage-backed securities, asset- backed securities, government and government agency and instrumentality obligations, zero coupon securities, convertible securities and money market instruments, as discussed below.

Each Fund's advisers may adjust the average maturity of the Fund's portfolio based upon their assessment of the relative yields available on securities of different maturities and their expectations of future changes in interest rates. Each Fund is classified as a "diversified" fund under federal securities laws.

In lieu of investing directly, each Fund is authorized to seek to achieve its objective by investing all of its investable assets in an investment company having substantially the same investment objective and policies as such Fund. It is anticipated that certain Funds will adopt this approach during 1997. See "Unique Characteristics of Master/Feeder Fund Structure."

The maturity of securities with put features will be measured based on the next put date, and the maturity of mortgage-and asset-backed securities will be measured based upon their weighted average lives.

No Fund is intended to be a complete investment program, and there is no assurance that any Fund will achieve its investment objective.

OTHER INVESTMENT PRACTICES

Each Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI.

MONEY MARKET INSTRUMENTS. Each Fund may invest in cash or high-quality, short-term money market instruments. Such instruments may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD COMMITMENTS. Each Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. Each Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. Each Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow money from banks for temporary or short-term purposes, but will not borrow for leveraging purposes. Each Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time, to avoid selling securities during unfavorable market conditions in order to meet redemptions. Whenever a Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws.

STAND-BY COMMITMENTS. Each Fund may enter into put transactions, including transactions sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, a Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction. Acquisition of puts will have the effect of increasing the cost of the securities subject to the put and thereby reducing the yields otherwise available from such securities.

ZERO COUPON SECURITIES, PAYMENT-IN-KIND OBLIGATIONS AND STRIPPED OBLIGATIONS. Each Fund may invest in zero coupon securities issued by governmental and private issuers. Zero coupon securities are debt securities that do not pay regular interest payments, and instead are sold at substantial discounts from their value at maturity. Payment-in- kind obligations are obligations on which the interest is payable in additional securities rather than cash. Each Fund may also invest in stripped obligations, which are separately traded principal and interest components of an underlying obligation. The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer.

FLOATING AND VARIABLE RATE SECURITIES; PARTICIPATION CERTIFICATES. Each Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and variable rate securities, whose interest rates are periodically adjusted. Certain of these instruments permit the holder to demand payment of principal and accrued interest upon a specified number of days' notice from either the issuer or a third party. The securities in which a Fund may invest include participation certificates and certificates of indebtedness or safekeeping. Participation certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others.
As a result of the floating or variable rate nature of these investments, a Fund's yield may decline and it may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Fund's yield may increase and it may have reduced risk of capital depreciation. Demand features on certain floating or variable rate securities may obligate a Fund to pay a "tender fee" to a third party. Demand features provided by foreign banks involve certain risks associated with foreign investments.

INVERSE FLOATERS AND INTEREST RATE CAPS. Each Fund may invest in inverse floaters and in securities with interest rate caps. Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index, and their price may be considerably more volatile than a fixed-rate security. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than municipal securities which do not include such a structure.

MORTGAGE-RELATED SECURITIES. Each Fund may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities. Early repayment of principal on mortgage pass-through securities held by a Fund (due to prepayments of principal on the underlying mortgage loans) may result in a lower rate of return when the Fund reinvests such principal. In addition, as with callable fixed- income securities generally, if a Fund purchased the securities at a premium, sustained early repayment would limit the value of the premium. Like other fixed- income securities, when interest rates rise the value of a mortgage- related security generally will decline; however, when interest rates decline, the value of mortgage- related securities with prepayment features may not increase as much as other fixed-maturity, fixed-income securities which have no prepayment or call features.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the U.S. Government, or by agencies or instrumentalities of the U.S. Government (which guarantees are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Certain mortgage pass-through securities created by nongovernmental issuers may be supported by various forms of insurance or guarantees, while other such securities may be backed only by the underlying mortgage collateral.

Each Fund may also invest in investment grade Collateralized Mortgage Obligations ("CMOs"), which are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass- through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole residential or commercial mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government or its agencies or instrumentalities. CMOs are structured into multiple classes, with each class having a different expected average life and/or stated maturity. Monthly payments of principal, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

The Funds expect that governmental, government-related or private entities may create other mortgage-related securities in addition to those described above. As new types of mortgage-related securities are developed and offered to investors, the Funds will consider making investments in such securities.

DOLLAR ROLLS. The Funds may enter into mortgage "dollar rolls" in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. These transactions involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from completing the transaction.

ASSET-BACKED SECURITIES. Each Fund may invest in asset-backed securities, which represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets similar to one another, such as motor vehicle receivables or credit card receivables.

OTHER INVESTMENT COMPANIES. Each Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

DERIVATIVES AND RELATED INSTRUMENTS. Each Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. Each Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward interest rate contracts; (iv) purchase and sell mortgage-backed and asset-backed securities; and (v) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which a Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's advisers to forecast these factors correctly. Inaccurate forecasts could expose a Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Funds are not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of a Fund's portfolio transactions will vary from year to year. Each Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including dealer mark-ups, and would make it more difficult for a Fund to qualify as a registered investment company under federal tax law. See "How Distributions are Made; Tax Information" and "Other Information Concerning the Fund Certain Regulatory Matters."

LIMITING INVESTMENT RISKS

Specific investment restrictions help the Funds limit investment risks for their shareholders. These restrictions prohibit each Fund from: (a) with respect to 75% of its total assets, holding more than 10% of the voting securities of any issuer or investing more than 5% of its total assets in the securities of any one issuer (other than U.S. Government obligations), (b) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees); or (c) investing more than 25% of its total assets in any one industry (this would apply to municipal obligations backed only by the assets and revenues of nongovernmental users, but excludes obligations of states, cities, municipalities or other public authorities). A complete description of these and other investment policies is included in the SAI. Except for restriction
(c) above and investment policies designated as fundamental above or in the SAI, the Funds' investment policies (including their investment objectives) are not fundamental. The Trustees may change any non-fundamental investment policy without shareholder approval. However, in the event of a change in one of such Funds' investment objective, shareholders must be given at least 30 days' prior written notice.

RISK FACTORS

No Fund constitutes a balanced or complete investment program, and the net asset value of the shares of each Fund can be expected to fluctuate based on the value of the securities in such Fund's portfolio. Each Fund is subject to the general risks and considerations associated with the types of investments it may make, as described above, as well as the risks discussed herein.

The performance of each Fund depends in part on interest rate changes. As interest rates increase, the value of the fixed income securities held by the Fund tends to decrease. This effect will be more pronounced with respect to investments by a Fund in mortgage-related securities, the value of which are more sensitive to interest rate changes. Although the Short-Term Bond Fund invests at least 65% of its assets in bonds which have a maturity of less than three years and the Intermediate Bond Fund has a maximum weighted average maturity of ten years, both Funds are permitted to invest in securities with longer maturities. In addition, there is no restriction on the maturity of Bond Fund's portfolio or any individual portfolio security. To the extent that a Fund invests in securities with longer maturities, the volatility of the Fund in response to changes in interest rates can be expected to be greater than if the Fund had invested in comparable securities with shorter maturities. The performance of each Fund will also depend on the quality of its investments. While U.S. Government securities generally are of high quality, government securities that are not backed by the full faith and credit of the U.S. Treasury may be affected by changes in the creditworthiness of the agency that issued them and the non-U.S. Government securities held by a Fund, while of investment-grade quality, may be of lesser credit quality. Securities rated in the category Baa by Moody's or BBB by S&P lack certain investment characteristics and may have speculative characteristics.

For a discussion of certain other risks associated with the Funds' additional investment activities, see "Common Investment Policies - Other Investment Practices" above.

MANAGEMENT
----------

THE FUND'S ADVISERS

The Chase Manhattan Bank ("Chase") acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement and has overall responsibility for investment decisions of the Funds, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience. For its investment advisory services to the Funds, Chase is entitled to receive an annual fee computed daily and paid monthly at an annual rate equal to 0.25%, 0.30%, and 0.30% of the average daily net assets of the Short-Term Bond Fund, Intermediate Bond Fund and Bond Fund, respectively. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to the Fund pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.10%, 0.15%, and 0.15% of the average daily net assets of the Short-Term Bond Fund, Intermediate Bond Fund and Bond Fund, respectively. CAM was recently formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

PORTFOLIO MANAGER. Susan Huang, Vice President and Director of Fixed Income Management of Chase, is responsible for the day-to-day management of the Funds. Ms. Huang is responsible for developing the allocation and risk management strategy for U.S fixed income portfolios, and managing the institutional U.S. fixed income assets under management. Prior to joining Chase in June of 1995, Ms. Huang was Director of the Insurance Asset Management Group at Hyperion Capital Management Inc. Prior to joining Hyperion, Ms. Huang was a senior portfolio manager with CS First Boston Investment Management Inc. Prior to joining CS First Boston in 1992, Ms. Huang spent 14 years at The Equitable, where she worked in the pension consulting group and the U.S. Fixed Income Management Group.


HOW TO PURCHASE AND REDEEM SHARES
-------------------

HOW TO PURCHASE SHARES

Shares of the Funds may be purchased through Chase and other selected financial institutions that have entered into an agreement with the Funds (such institutions are referred to herein as "Financial Institutions") on each business day during which Chase and the New York Stock Exchange are open ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts. The Funds reserve the right to reject any purchase order or cease offering shares for purchase at any time.

Shares are sold at their public offering price, which is their next determined net asset value. Orders received by the account administrator at your Financial Institution in proper form prior to the New York Stock Exchange closing time (or such earlier cut-off time as may be established by your Financial Institution) are confirmed at that day's net asset value, provided the order is received by the relevant Fund prior to its close of business. Financial Institutions are responsible for forwarding orders for the purchase of shares on a timely basis. Shares will be maintained in book entry form and share certificates will not be issued. Management reserves the right to refuse to sell shares of any Fund to any institution.

Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.

MINIMUM INVESTMENTS

Financial Institutions are required to maintain at least $5,000,000 in an omnibus account with one or more of the Vista Select Funds.

HOW TO REDEEM SHARES

You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to the account administrator at your Financial Institution and transmitted to and received by the relevant Fund.

In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied. The price you will receive is the next net asset value calculated after the relevant Fund receives your request in proper form. In order to receive that day's net asset value, the Fund must receive your request before the close of regular trading on the New York Stock Exchange. Your Financial Institution will be responsible for furnishing all necessary documentation to the Funds, and may charge you for its services.

A Fund generally sends your Financial Institution payment for your shares in federal funds on the business day after your request is received in proper form. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

If a Financial Institution is authorized to act upon redemption and transfer instructions received by telephone from an investor and the Financial Institution fails to employ reasonable procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor the investor's Financial Institution nor any of their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult your account administrator.

HOW THE FUNDS
VALUE THEIR SHARES
------------------

The net asset value of each Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each Fund Business Day, by dividing the net assets of a Fund by the total number of outstanding shares of that Fund. Values of assets held by the Funds are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE
MADE; TAX INFORMATION
---------------------

The Funds declare dividends daily and distribute any net investment income other than short term capital gains at least monthly and any net realized short term and long term capital gains at least annually. Distributions from capital gains are made after applying any available capital loss carryovers.

You can choose from three distribution options if made available by your Financial Institution: (1) reinvest all distributions in additional Fund shares; (2) receive distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or (3) receive all distributions in cash. You can change your distribution option by notifying your account administrator in writing. If your Financial Institution does not offer distribution reinvestment or if you do not select an option when you open your account, all distributions will be made in cash.

Each Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If a Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, such Fund will be subject to tax on all of its income and gains.

All Fund distributions will be taxable to you as ordinary income, except that any distributions of net long-term capital gains will be taxable as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

Investors should be careful to consider the tax implications of purchasing shares just prior to the next capital gains distribution date. Those investors purchasing shares just prior to a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of such purchase reflected the amount of such distribution.

Early in each calendar year the Funds will notify your Financial Institution of the amount and tax status of distributions paid for the preceding year.

The foregoing is a summary of certain federal income tax consequences of investing in the Funds. You should consult your tax adviser to determine the precise effect of an investment in the Funds on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

OTHER INFORMATION
CONCERNING THE FUNDS
--------------------

Your Financial Institution may offer additional services to its customers, including specialized procedures for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption plans. Each Financial Institution may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Institutions may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees.

ADMINISTRATOR

Chase acts as the Funds' administrator and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Fund's average daily net assets.

SUB-ADMINISTRATOR
AND DISTRIBUTOR

Vista Fund Distributors, Inc. ("VFD") acts as the Funds' sub-administrator and distributor. VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. For the sub-administrative services it performs, VFD is entitled to receive a fee from each Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at 101 Park Avenue, New York, New York 10178.

CUSTODIAN

Chase acts as custodian for the Funds and receives compensation under an agreement with the Trust. Chase may sub-contract for the provision of certain services to be provided under the custody agreement. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.

EXPENSES

Each Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds' custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Funds. In addition, each Fund may allocate transfer agency and certain other expenses by class if additional classes of such Fund are established in the future. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

ORGANIZATION AND
DESCRIPTION OF SHARES

The Funds are portfolios of Mutual Fund Select Group, an open-end management investment company organized as a Massachusetts business trust in 1996 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted.

Each Fund currently issues a single class of shares but may, in the future, offer other classes of shares. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Funds that may be offered in the future. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another. Shares of each class of a Fund would generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The business and affairs of the Trust are managed under the general direction and supervision of the Trust's Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

UNIQUE CHARACTERISTICS OF
MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund is permitted to invest all of its investable assets in a separate registered investment company (a "Portfolio"). In that event, a shareholder's interest in a Fund's underlying investment securities would be indirect. In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio would not be required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences may result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing the Portfolio. For example, if a large fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio. Under this master/feeder investment approach, whenever the Trust was requested to vote on matters pertaining to a Portfolio, the Trust would hold a meeting of shareholders of the relevant Fund and would cast all of its votes in the same proportion as did such Fund's shareholders. Shares of a Fund for which no voting instructions had been received would be voted in the same proportion as those shares for which voting instructions had been received. Certain changes in a Portfolio's objective, policies or restrictions might require the Trust to withdraw the relevant Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the relevant Fund.

State securities regulations generally would not permit the same individuals who are disinterested Trustees of the Trust to be Trustees of a Portfolio absent the adoption of procedures by a majority of the disinterested Trustees of the Trust reasonably appropriate to deal with potential conflicts of interest up to and including creating a separate Board of Trustees. A Fund will not adopt a master/feeder structure under which the disinterested Trustees of the Trust are Trustees of the Portfolio unless the Trustees of the Trust, including a majority of the disinterested Trustees, adopt procedures they believed to be reasonably appropriate to deal with any conflict of interest up to and including creating a separate Board of Trustees.

If a Fund invests all of its investable assets in a Portfolio, investors in such Fund will be able to obtain information about whether investment in the Portfolio might be available through other funds by contacting the Fund at 1-800-622-4273.

CERTAIN REGULATORY MATTERS

Banking laws, including the Glass-Steagall Act as currently interpreted, prohibit bank holding companies and their affiliates from sponsoring, organizing, controlling, or distributing shares of, mutual funds, and generally prohibit banks from issuing, underwriting, selling or distributing securities. These laws do not prohibit banks or their affiliates from acting as investment adviser, administrator or custodian to mutual funds or from purchasing mutual fund shares as agent for a customer. Chase and the Trust believe that Chase (including its affiliates) may perform the services to be performed by it as described in this Prospectus without violating such laws. If future changes in these laws or interpretations required Chase to alter or discontinue any of these services, it is expected that the Board of Trustees would recommend alternative arrangements and that investors would not suffer adverse financial consequences. State securities laws may differ from the interpretations of banking law described above and banks may be required to register as dealers pursuant to state law.

Chase and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Chase and its affiliates deal, trade and invest for their own accounts in U.S. Government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. Government obligations and municipal obligations. Chase and its affiliates may sell U.S. Government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. Chase will not invest any Fund assets in any U.S. Government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which Chase or an affiliate is a non-principal member. This restriction may limit the amount or type of U.S. Government obligations, municipal obligations or commercial paper available to be purchased by any Fund. Chase has informed the Funds that in making its investment decisions, it does not obtain or use material inside information in the possession of any other division or department of Chase, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of Chase. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, Chase and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.

PERFORMANCE
INFORMATION
-----------

Each Fund's investment performance may from time to time be included in advertisements about the Fund. "Yield" is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the public offering price. Total return may also be presented for other periods.

All performance data is based on each Fund's past investment results and does not predict future performance. The performance data for each Fund prior to January 1, 1997 includes the historical performance of a predecessor common trust fund, adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for that Fund. These predecessor common trust funds were not registered under the Investment Company Act of 1940 (the "1940 Act") and thus were not subject to certain investment restrictions that are imposed by the 1940 Act. If the common trust funds had been registered under the 1940 Act, their performance might have been adversely affected. Investment performance, which will vary, is based on many factors, including market conditions, the composition of a Fund's portfolio and a Fund's operating expenses. Investment performance also often reflects the risks associated with a Fund's investment objectives and policies.

These factors should be considered when comparing a Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. Each Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105

LEGAL COUNSEL

Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


[Vista Logo]
101 Park Avenue
New York, NY 10178


INLC-1-796CX

                 Subject to Completion--Dated October 2, 1996

                                                                  STATEMENT OF
                                                        ADDITIONAL INFORMATION
                                                                        , 1996

                        VISTA(SM) SELECT BALANCED FUND
                          VISTA(SM) SELECT BOND FUND
                    VISTA(SM) SELECT EMERGING GROWTH FUND
                     VISTA(SM) SELECT EQUITY INCOME FUND
                   VISTA(SM) SELECT INTERMEDIATE BOND FUND
                  VISTA(SM) SELECT INTERNATIONAL EQUITY FUND
                    VISTA(SM) SELECT LARGE CAP GROWTH FUND
                    VISTA(SM) SELECT LARGE CAP EQUITY FUND
                    VISTA(SM) SELECT SHORT-TERM BOND FUND
                    VISTA(SM) SELECT SMALL CAP VALUE FUND


                  101 Park Avenue, New York, New York 10178

   This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses offering shares of Vista Select Bond Fund, Vista Select Intermediate Bond Fund and Vista Select Short-Term Bond Fund (collectively the "Income Funds"), and Vista Select Balanced Fund, Vista Select Emerging Growth Fund, Vista Select Equity Income Fund, Vista Select International Equity Fund, Vista Select Large Cap Growth Fund, Vista Select Large Cap Equity Fund and Vista Select Small Cap Value Fund (collectively the "Equity Funds"). Any references to a "Prospectus" in this Statement of Additional Information is a reference to one or more of the foregoing Prospectuses, as the context requires. Copies of each Prospectus may be obtained by an investor without charge by contacting Vista Fund Distributors, Inc.("VFD"), the Funds' distributor (the "Distributor"), at the above-listed address.

This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus.

For more information about the Funds, simply call or write the Vista Select Service Center at:

1-800-34-VISTA
Vista Select Service Center
P.O. Box 419392
Kansas City, MO 64141

                                                                       MFG-SAI

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This statement of additional information shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

Table of Contents                                                           Page
--------------------------------------------------------------------------------
The Funds .................................................................   3
Investment Policies and Restrictions ......................................   3
Performance Information ...................................................  20
Determination of Net Asset Value ..........................................  23
Purchases and Redemptions .................................................  24
Tax Matters ...............................................................  24
Management of the Trust and the Funds or Portfolios .......................  31
Independent Accountants ...................................................  37
General Information .......................................................  37
Appendix A--Description of Certain Obligations Issued or Guaranteed by
  U.S. Government Agencies or Instrumentalities ...........................  A-1
Appendix B--Description of Ratings ........................................  B-1

                                   THE FUNDS

   Mutual Fund Select Group (the "Trust") is an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on October 1, 1996. The Trust presently consists of 10 separate series (the "Funds"). Certain of the Funds are diversified and other Funds are non-diversified, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares."

   The Board of Trustees of the Trust provides broad supervision over the affairs of the Trust including the Funds. The Chase Manhattan Bank ("Chase") is the investment adviser for the Funds. Chase also serves as the Trust's administrator (the "Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with the investment adviser or sub- advisers.


                     INVESTMENT POLICIES AND RESTRICTIONS

                             Investment Policies

   The Prospectuses set forth the various investment policies of each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"), see Appendix B.

   U.S. Government Securities. U.S. Government Securities include (1) U.S. Treasury obligations, which generally differ only in their interest rates, maturities and times of issuance, including: U.S. Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years); and
(2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow any amount listed to a specific line of credit from the U.S. Treasury, (c) discretionary authority of the U.S. Government to purchase certain obligations of the U.S. Government agency or instrumentality or (d) the credit of the agency or instrumentality. Agencies and instrumentalities of the U.S. Government include but are not limited to: Federal Land Banks, Federal Financing Banks, Banks for Cooperatives, Federal Intermediate Credit Banks, Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, United States Postal Service, Chrysler Corporate Loan Guarantee Board, Small Business Administration, Tennessee Valley Authority and any other enterprise established or sponsored by the U.S. Government. Certain U.S. Government Securities, including U.S. Treasury bills, notes and bonds, Government National Mortgage Association certificates and Federal Housing Administration debentures, are supported by the full faith and credit of the United States. Other U.S. Government Securities are issued or guaranteed by federal agencies or government sponsored enterprises and are not supported by the full faith and credit of the United States. These securities include obligations that are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Banks, and obligations that are supported by the creditworthiness of the particular instrumentality, such as obligations of the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. For a description of certain obligations issued or guaranteed by U.S. Government agencies and instrumentalities, see Appendix A.

   In addition, certain U.S. Government agencies and instrumentalities issue specialized types of securities, such as guaranteed notes of the Small Business Administration, Federal Aviation Administration, Department of Defense, Bureau of Indian Affairs and Private Export Funding Corporation, which often provide higher yields than are available from the more common types of government-backed instruments. However, such specialized instruments may only be available from a few sources, in limited amounts, or only in very large denominations; they may also require specialized capability in portfolio servicing and in legal matters related to government guarantees. While they may frequently offer attractive yields, the limited-activity markets of many of these securities means that, if a Fund were required to liquidate any of them, it might not be able to do so advantageously; accordingly, each Fund investing in such securities normally to hold such securities to maturity or pursuant to repurchase agreements, and would treat such securities (including repurchase agreements maturing in more than seven days) as illiquid for purposes of its limitation on investment in illiquid securities.

   Bank Obligations. Investments in bank obligations are limited to those of U.S. banks (including their foreign branches) which have total assets at the time of purchase in excess of $1 billion and the deposits of which are insured by either the Bank Insurance Fund or the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation, and foreign banks (including their U.S. branches) having total assets in excess of $10 billion (or the equivalent in other currencies), and such other U.S. and foreign commercial banks which are judged by the advisers to meet comparable credit standing criteria.

   Bank obligations include negotiable certificates of deposit, bankers' acceptances, fixed time deposits and deposit notes. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of United States banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Fixed time deposits subject to withdrawal penalties and with respect to which a Fund cannot realize the proceeds thereon within seven days are deemed "illiquid" for the purposes of its restriction on investments in illiquid securities. Deposit notes are notes issued by commercial banks which generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

   Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Investors should also be aware that securities of foreign banks and foreign branches of United States banks may involve foreign investment risks in addition to those relating to domestic bank obligations.

   Depositary Receipts. A Fund will limit its investment in Depository Receipts not sponsored by the issuer of the underlying security to no more than 5% of the value of its net assets (at the time of investment). A purchaser of an unsponsored Depositary Receipt may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

   ECU Obligations. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Trustees do not believe that such adjustments will adversely affect holders of ECU-denominated securities or the marketability of such securities.

   Supranational Obligations. Supranational organizations, include organizations such as The World Bank, which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations steel and coal indus-tries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations of the Asian and Pacific regions.

   Corporate Reorganizations. In general, securities that are the subject of a tender or exchange offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. The increased market price of these securities may also discount what the stated or appraised value of the security would be if the contemplated action were approved or consummated. These investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of these contingencies requires unusually broad knowledge and experience on the part of the advisers that must appraise not only the value of the issuer and its component businesses as well as the assets or securities to be received as a result of the contemplated transaction, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in progress. Investments in reorganization securities may tend to increase the turnover ratio of a Fund and increase its brokerage and other transaction expenses.

   Warrants and Rights. Warrants basically are options to purchase equity securities at a specified price for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants but normally have a shorter duration and are distributed directly by the issuer to shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

   Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

   Repurchase Agreements. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed creditworthy, and only if fully collateralized by securities in which such Fund is permitted to invest. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase the instrument and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This procedure results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities. All repurchase agreements entered into by a Fund will be fully collateralized at all times during the period of the agreement in that the value of the underlying security will be at least equal to 102% of the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian will have possession of the collateral, which the Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been conclusively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Board of Trustees believes that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by a Fund. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. Repurchase agreements are also subject to the risks described below with respect to stand-by commitments.

   Forward Commitments. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments securities will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective.

   Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses.

   To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

   Floating and Variable Rate Securities; Participation Certificates. The securities in which certain Funds may be invested include participation certificates issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations ("Participation Certificates"). A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the Participation Certificate) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.

   A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the participation certificate bear the cost of any such insurance, although the Funds retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the pos-sible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.

   The advisers have been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity.

   Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

   The maturity of variable rate securities is deemed to be the longer of (i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment.

   Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed upon price and date. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which the Fund is obliged to purchase the securities.

   Zero Coupon, Payment-in-Kind and Stripped Obligations. The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

   Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the stripped bond rules of the Internal Revenue Code of 1986, as amended, investments by a Fund in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.

   Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.

   Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments experience greater volatility in market value due to changes in interest rates than debt obligations which provide for regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

   Illiquid Securities. For purposes of its limitation on investments in illiquid securities, each Fund, may elect to treat as liquid, in accordance with procedures established by the Board of Trustees, certain investments in restricted securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act") and commercial obligations issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers. Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale of Section 4(2) paper by the purchaser must be in an exempt transaction.

   One effect of Rule 144A and Section 4(2) is that certain restricted securities may now be liquid, though there is no assurance that a liquid market for Rule 144A securities or Section 4(2) paper will develop or be maintained. The Trustees have adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A and Section 4(2) paper are liquid or illiquid for purposes of the limitation on investment in illiquid securities. Pursuant to those policies and procedures, the Trustees have delegated to the advisers the determination as to whether a particular instrument is liquid or illiquid, requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security. The Trustees will periodically review the Funds' and Portfolios' purchases and sales of Rule 144A securities and Section 4(2) paper.

   Stand-By Commitments. In a put transaction, a Fund acquires the right to sell a security at an agreed upon price within a specified period prior to its maturity date, and a stand-by commitment entitles a Fund to same-day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. Stand-by commitments are subject to certain risks, which include the inability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment.

   Securities Loans. To the extent specified in its Prospectus, each Fund is permitted to lend its securities to broker-dealers and other institutional investors in order to generate additional income. Such loans of portfolio securities may not exceed 30% of the value of a Fund's total assets. In connection with such loans, a Fund will receive collateral consisting of cash, cash equivalents, U.S. Government securities or irrevocable letters of credit issued by financial institutions. Such collateral will be maintained at all times in an amount equal to at least 102% of the current market value plus accrued interest of the securities loaned. A Fund can increase its income through the investment of such collateral. A Fund continues to be entitled to the interest payable or any dividend-equivalent payments received on a loaned security and, in addition, to receive inter-est on the amount of the loan. However, the receipt of any dividend-equivalent payments by a Fund on a loaned security from the borrower will not qualify for the dividends-received deduction. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institutions with which it has engaged in portfolio loan transactions breach their agreements with such Fund. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower experience financial difficulty. Loans will be made only to firms deemed by the advisers to be of good standing and will not be made unless, in the judgment of the advisers, the consideration to be earned from such loans justifies the risk.

   Real Estate Investment Trusts. Each Fund may invest in shares of real estate investment trusts ("REITs"), which are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITS or mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents.
Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. The value of equity trusts will depend upon the value of the underlying properties, and the value of mortgage trusts will be sensitive to the value of the underlying loans or interests.

       Additional Policies Regarding Derivative and Related Transactions

   Introduction. As explained more fully below, the Funds may employ derivative and related instruments as tools in the management of portfolio assets. Put briefly, a "derivative" instrument may be considered a security or other instrument which derives its value from the value or performance of other instruments or assets, interest or currency exchange rates, or indexes. For instance, derivatives include futures, options, forward contracts, structured notes and various over-the-counter instruments.

   Like other investment tools or techniques, the impact of using derivatives strategies or similar instruments depends to a great extent on how they are used. Derivatives are generally used by portfolio managers in three ways:
First, to reduce risk by hedging (offsetting) an investment position. Second, to substitute for another security particularly where it is quicker, easier and less expensive to invest in derivatives. Lastly, to speculate or enhance portfolio performance. When used prudently, derivatives can offer several benefits, including easier and more effective hedging, lower transaction costs, quicker investment and more profitable use of portfolio assets. However, derivatives also have the potential to significantly magnify risks, thereby leading to potentially greater losses for a Fund.

   Each Fund may invest its assets in derivative and related instruments subject only to the Fund's investment objective and policies and the requirement that the Fund maintain segregated accounts consisting of liquid assets, such as cash, U.S. Government securities, or other high-grade debt obligations (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under such instruments with respect to positions where there is no underlying portfolio asset so as to avoid leveraging the Fund.

   The value of some derivative or similar instruments in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates or other economic factors, and--like other investments of the Funds--the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the advisers to forecast interest rates and other economic factors correctly. If the advisers inaccurately forecast such factors and have taken positions in derivative or similar instruments contrary to prevailing market trends, a Fund could be exposed to the risk of a loss. The Funds might not employ any or all of the strategies described herein, and no assurance can be given that any strategy used will succeed.

   Set forth below is an explanation of the various derivatives strategies and related instruments the Funds may employ along with risks or special attributes associated with them. This discussion is intended to supplement the Funds' current prospectuses as well as provide useful information to prospective investors.

   Risk Factors. As explained more fully below and in the discussions of particular strategies or instruments, there are a number of risks associated with the use of derivatives and related instruments. There can be no guarantee that there will be a correlation between price movements in a hedging vehicle and in the portfolio assets being hedged. An incorrect correlation could result in a loss on both the hedged assets in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. This risk is particularly acute in the case of "cross-hedges" between currencies. The advisers may inaccurately forecast interest rates, market values or other economic factors in utilizing a derivatives strategy. In such a case, a Fund may have been in a better position had it not entered into such strategy. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. In other words, hedging usually limits both potential losses as well as potential gains. Strategies not involving hedging may increase the risk to a Fund. Certain strategies, such as yield enhancement, can have speculative characteristics and may result in more risk to a Fund than hedging strategies using the same instruments. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out an option, futures contract or other derivative or related position. Many exchanges and boards of trade limit the amount of fluctuation permitted in option or futures contract prices during a single day; once the daily limit has been reached on particular contract, no trades may be made that day at a price beyond that limit. In addition, certain instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Finally, over-the-counter instruments typically do not have a liquid market. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in these markets. In certain instances, particularly those involving over-the-counter transactions, forward contracts there is a greater potential that a counterparty or broker may default or be unable to perform on its commitments. In the event of such a default, a Fund may experience a loss. In transactions involving currencies, the value of the currency underlying an instrument may fluctuate due to many factors, including economic conditions, interest rates, governmental policies and market forces.

   Specific Uses and Strategies. Set forth below are explanations of various strategies involving derivatives and related instruments which may be used by a Fund.

   Options on Securities, Securities Indexes and Debt Instruments. A Fund may PURCHASE, SELL or EXERCISE call and put options on (i) securities, (ii) securities indexes, and (iii) debt instruments.

   Although in most cases these options will be exchange-traded, the Funds may also purchase, sell or exercise over-the-counter options. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller. As such, over- the-counter options generally have much less market liquidity and carry the risk of default or nonperformance by the other party.

   One purpose of purchasing put options is to protect holdings in an underlying or related security against a substantial decline in market value. One purpose of purchasing call options is to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may also use combinations of options to minimize costs, gain exposure to markets or take advantage of price disparities or market movements. For example, a Fund may sell put or call options it has previously purchased or purchase put or call options it has previously sold. These transactions may result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. A Fund may write a call or put option in order to earn the related premium from such transactions. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of a similar option. The Funds will not write uncovered options.

   In addition to the general risk factors noted above, the purchase and writing of options involve certain special risks. During the option period, a Fund writing a covered call (i.e., where the underlying securities are held by the Fund) has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but has retained the risk of loss should the price of the underlying securities decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

   If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, such Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

   Futures Contracts and Options on Futures Contracts. A Fund may purchase or sell (i) interest- rate futures contracts, (ii) futures contracts on specified instruments or indices, and (iii) options on these futures contracts ("futures options").

   The futures contracts and futures options may be based on various instruments or indices in which the Funds may invest such as foreign currencies, certificates of deposit, Eurodollar time deposits, securities indices, economic indices (such as the Consumer Price Indices compiled by the U.S. Department of Labor).

   Futures contracts and futures options may be used to hedge portfolio positions and transactions as well as to gain exposure to markets. For example, a Fund may sell a futures contract--or buy a futures option--to protect against a decline in value, or reduce the duration, of portfolio holdings. Likewise, these instruments may be used where a Fund intends to acquire an instrument or enter into a position. For example, a Fund may purchase a futures contract--or buy a futures option--to gain immediate exposure in a market or otherwise offset increases in the purchase price of securities or currencies to be acquired in the future. Futures options may also be written to earn the related premiums.

   When writing or purchasing options, the Funds may simultaneously enter into other transactions involving futures contracts or futures options in order to minimize costs, gain exposure to markets, or take advantage of price disparities or market movements. Such strategies may entail additional risks in certain instances. The Funds may engage in cross-hedging by purchasing or selling futures or options on a security or currency different from the security or currency position being hedged to take advantage of relationships between the two securities or currencies.

   Investments in futures contracts and options thereon involve risks similar to those associated with options transactions discussed above. The Funds will only enter into futures contracts or options on futures contracts which are traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system.

   Forward Contracts. A Fund may use foreign currency and interest-rate forward contracts for various purposes as described below.

   Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. A Fund that may invest in securities denominated in foreign currencies may, in addition to buying and selling foreign currency futures contracts and options on foreign currencies and foreign currency futures, enter into forward foreign currency exchange contracts to reduce the risks or otherwise take a position in anticipation of changes in foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another. Transactions that use two foreign currencies are sometimes referred to as "cross-hedges."

   A Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investments or anticipated investments in securities denominated in foreign currencies. A Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

   A Fund may also use forward contracts to hedge against changes in interest rates, increase exposure to a market or otherwise take advantage of such changes. An interest-rate forward contract involves the obligation to purchase or sell a specific debt instrument at a fixed price at a future date.

   Interest Rate and Currency Transactions. A Fund may employ currency and interest rate management techniques, including transactions in options (including yield curve options), futures, options on futures, forward foreign currency exchange contracts, currency options and futures and currency and interest rate swaps. The aggregate amount of a Fund's net currency exposure will not exceed the total net asset value of its portfolio. However, to the extent that a Fund is fully invested while also maintaining currency positions, it may be exposed to greater combined risk.

   The Funds will only enter into interest rate and currency swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate and currency swaps do not involve the delivery of securities, the underlying currency, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and currency swaps is limited to the net amount of interest or currency payments that a Fund is contractually obligated to make. If the other party to an interest rate or currency swap defaults, a Fund's risk of loss consists of the net amount of interest or currency payments that the Fund is contractually entitled to receive. Since interest rate and currency swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their interest rate or currency swap positions.

   A Fund may hold foreign currency received in connection with investments in foreign securities when it would be beneficial to convert such currency into U.S. dollars at a later date, based on anticipated changes in the relevant exchange rate.

   A Fund may purchase or sell without limitation as to a percentage of its assets forward foreign currency exchange contracts when the advisers anticipate that the foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held by such Fund. In addition, a Fund may enter into forward foreign currency exchange contracts in order to protect against adverse changes in future foreign currency exchange rates. A Fund may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if its advisers believe that there is a pattern of correlation between the two currencies. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. Dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

   The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise.

In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices, and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross- hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

   A Fund may enter into interest rate and currency swaps to the maximum allowed limits under applicable law. A Fund will typically use interest rate swaps to shorten the effective duration of its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

   Mortgage-Related Securities. A Fund may purchase mortgage-backed securities--i.e., securities representing an ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Mortgage loans included in the pool--but not the security itself--may be insured by the Government National Mortgage Association or the Federal Housing Administration or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Veterans Administration. Mortgage-backed securities provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Although providing the potential for enhanced returns, mortgage-backed securities can also be volatile and result in unanticipated losses.

   The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of the principal invested far in advance of the maturity of the mortgages in the pool. The actual rate of return of a mortgage-backed security may be adversely affected by the prepayment of mortgages included in the mortgage pool underlying the security.

   A Fund may also invest in securities representing interests in collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and in pools of certain other asset-backed bonds and mortgage pass-through securities. Like a bond, interest and prepaid principal are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the U.S. Government, or U.S. Government- related entities, and their income streams.

   CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, are allocated to different classes in accordance with the terms of the instruments, and changes in prepayment rates or assumptions may significantly affect the expected average life and value of a particular class.

   REMICs include governmental and/or private entities that issue a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. REMICs issued by private entities are not U.S. Government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer.

   The advisers expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage- collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages. A Fund may also invest in debentures and other securities of real estate investment trusts. As new types of mortgage-related securities are developed and offered to investors, the Funds may consider making investments in such new types of mortgage-related securities.

   Dollar Rolls. Under a mortgage "dollar roll," a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the mortgage-backed securities. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Fund may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position which matures on or before the forward settlement date of the dollar roll transaction. At the time a Fund enters into a mortgage "dollar roll", it will establish a segregated account with its custodian bank in which it will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

   Asset-Backed Securities. A Fund may invest in asset-backed securities, including conditional sales contracts, equipment lease certificates and equipment trust certificates. The advisers expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities already exist, including, for example, "Certificates for Automobile ReceivablesSM" or "CARSSM" ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARS are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the CARS trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the CARS trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, the failure of servicers to take appropriate steps to perfect the CARS trust's rights in the underlying loans and the servicer's sale of such loans to bona fide purchasers, giving rise to interests in such loans superior to those of the CARS trust, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted. A Fund also may invest in other types of asset-backed securities. In the selection of other asset-backed securities, the advisers will attempt to assess the liquidity of the security giving consideration to the nature of the security, the frequency of trading in the security, the number of dealers making a market in the security and the overall nature of the marketplace for the security.

   Structured Products. A Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.

   A Fund may also invest in other types of structured products, including, among others, inverse floaters, spread trades and notes linked by a formula to the price of an underlying instrument. Inverse floaters have coupon rates that vary inversely at a multiple of a designated floating rate (which typically is determined by reference to an index rate, but may also be determined through a dutch auction or a remarketing agent or by reference to another security) (the "reference rate"). As an example, inverse floaters may constitute a class of CMOs with a coupon rate that moves inversely to a designated index, such as LIBOR (London Interbank Offered Rate) or the Cost of Funds Index. Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. A spread trade is an investment position relating to a difference in the prices or interest rates of two securities where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities. When a Fund invests in notes linked to the price of an underlying instrument, the price of the underlying security is determined by a multiple (based on a formula) of the price of such underlying security. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

   Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which a Fund invests may be deemed illiquid and subject to its limitation on illiquid investments.

   Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there currently is no active trading market for structured products.

   Additional Restrictions on the Use of Futures and Option Contracts. None of the Funds is a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC and futures contracts and futures options will be purchased, sold or entered into only for bona fide hedging purposes, provided that a Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation.

   When a Fund purchases a futures contract, an amount of cash or cash equivalents or high quality debt securities will be deposited in a segregated account with such Fund's custodian or sub-custodian so that the amount so segregated, plus the initial deposit and variation margin held in the account of its broker, will at all times equal the value of the futures contract, thereby insuring that the use of such futures is unleveraged.

   A Fund's ability to engage in the transactions described herein may be limited by the current federal income tax requirement that a Fund derive less than 30% of its gross income from the sale or other disposition of stock or securities held for less than three months.

                            Investment Restrictions

   The Funds have adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

   Each Fund may not:

      (1) borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33-1/3% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;

      (2) make loans, except that each Fund may: (i) purchase and hold debt instruments (including without limitation, bonds, notes, debentures or other obligations and certificates of deposit, bankers' acceptances and fixed time deposits) in accordance with its investment objectives and policies; (ii) enter into repurchase agreements with respect to portfolio securities; and
   (iii) lend portfolio securities with a value not in excess of one-third of the value of its total assets;

      (3) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, with respect to a Fund's permissible futures and options transactions in U.S. Government securities, positions in such options and futures shall not be subject to this restriction;

      (4) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;

      (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

      (6) issue any senior security (as defined in the 1940 Act), except that
   (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

      (7) underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.

   In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For pur-poses of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.

   In addition, each Fund is subject to the following nonfundamental restrictions which may be changed without shareholder approval:

      (1) Each Fund other than the Emerging Growth Fund, International Equity Fund and Small Cap Value Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. Government, its agencies and instrumentalities); Each of the Emerging Growth Fund, International Equity Fund and Small Cap Value Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer.

      (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund.

      (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

      (4) Each Fund may not invest more than 15% of its net assets in illiquid securities.

      (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

      (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

   It is the Trust's position that proprietary strips, such as CATS and TIGRS, are United States Government securities. However, the Trust has been advised that the staff of the Securities and Exchange Commission's Division of Investment Management does not consider these to be United States Government securities, as defined under the Investment Company Act of 1940, as amended.

   For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

   With respect to the International Equity Fund, as a matter of nonfundamental policy, to the extent permitted under applicable law, the above restrictions do not apply to the following investments ("OECD investments"): (i) any security issued by or the payment of principal and interest on which is guaranteed by the government of any member state of the Organization for Economic Cooperation and Development ("OECD country"); (ii) any fixed income security issued in any OECD country by any public or local authority or nationalized industry or undertaking of any OECD country or anywhere in the world by the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank or any body which is, in the Trustees' opinion, of similar standing. However, no investment may be made in any OECD investment of any one issue if that would result in the value of the Fund's holding of that issue exceeding 30% of the net asset value of the Fund and, if the Fund's portfolio consists only of OECD investments, those OECD investments shall be of at least six different issues.

   In order to permit the sale of its shares in certain states, a Fund may make commitments more restrictive than the investment policies and limitations described above and in its Prospectus. Should a Fund determine that any such commitment is no longer in its best interests, it will revoke the commitment by terminating sales of its shares in the state involved. In order to comply with certain federal and state statutes and regulatory policies, as a matter of operating policy, each Fund will not: (i) invest more than 5% of its assets in companies which, including predecessors, have a record of less than three years' continuous operation, except for the Small Cap Equity Fund which may invest up to 15% of its assets in such companies,
(ii) invest in warrants, valued at the lower of cost or market, in excess of 5% of the value of its net assets, and no more than 2% of such value may be warrants which are not listed on the New York or American Stock Exchanges, or
(iii) purchase or retain in its portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or is an officer or director of the adviser, if after the purchase of the securities of such issuer by the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value.

   If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


               Portfolio Transactions and Brokerage Allocation

   Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the adviser or sub-adviser to such Fund and who is appointed and supervised by senior officers of such adviser or sub-adviser. Changes in a Fund's investments are reviewed by the Board of Trustees of the Trust. The portfolio managers may serve other clients of the advisers in a similar capacity.

   The frequency of a Fund's portfolio transactions--the portfolio turnover rate--will vary from year to year depending upon market conditions. Because a high turnover rate may increase transaction costs and the possibility of taxable short-term gains, the advisers will weigh the added costs of short-term investment against anticipated gains. Each Fund will engage in portfolio trading if its advisers believe a transaction, net of costs (including custodian charges), will help it achieve its investment objective. Funds investing in both equity and debt securities apply this policy with respect to both the equity and debt portions of their portfolios.

   For the fiscal year ending October 31, 1997, the annual rates of portfolio turnover for the Balanced Fund, Bond Fund, Emerging Growth Fund, Equity Income Fund, Intermediate Bond Fund, International Equity Fund, Large Cap Equity Fund, Large Cap Growth Fund, Short-Term Bond Fund and Small Cap Value Fund are expected not to exceed 75%, 150%, 100%, 50%, 150%, 100%, 75%, 50%,
200% and 50%, respectively.

   Under the advisory agreement and the sub-advisory agreements, the adviser and sub-advisers shall use their best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to the Funds and Portfolios. In assessing the best overall terms available for any transaction, the adviser and sub-advisers consider all factors they deem relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to the adviser or sub-advisers, and the reasonableness of the commissions, if any, both for the specific transaction and on a continuing basis. The adviser and sub-advisers are not required to obtain the lowest commission or the best net price for any Fund on any particular transaction, and are not required to execute any order in a fashion either preferential to any Fund relative to other accounts they manage or otherwise materially adverse to such other accounts.

   Debt securities are traded principally in the over-the-counter market through dealers acting on their own account and not as brokers. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the adviser or sub- adviser to a Fund normally seeks to deal directly with the primary market makers unless, in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the adviser or sub-adviser on the tender of a Fund's portfolio securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for a Fund by the adviser and sub-advisers. At present, no other recapture arrangements are in effect.

   Under the advisory and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the adviser or sub-advisers may cause the Funds to pay a broker-dealer which provides brokerage and research services to the adviser or sub-advisers, the Funds and/or other accounts for which they exercise investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if they determine in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their overall responsibilities to accounts over which they exercise investment discretion. Not all of such services are useful or of value in advising the Funds. The adviser and sub-advisers report to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities, furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts, and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

   The management fees that the Funds pay to the adviser will not be reduced as a consequence of the adviser's or sub-advisers' receipt of brokerage and research services. To the extent the Funds' portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount which cannot be presently determined. Such services generally would be useful and of value to the adviser or sub-advisers in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the adviser and sub-advisers in carrying out their obligations to the Funds. While such services are not expected to reduce the expenses of the adviser or sub-advisers, they would, through use of the services, avoid the additional expenses which would be incurred if they should attempt to develop comparable information through their own staffs.

   In certain instances, there may be securities that are suitable for one or more of the Funds as well as one or more of the adviser's or sub-advisers' other clients. Investment decisions for the Funds and for other clients are made with a view to achieving their respective investment objectives. It may develop that the same investment decision is made for more than one client or that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. In executing portfolio transactions for a Fund, the adviser or sub-advisers may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other Funds or their other clients if, in the adviser's or sub-advisers' reasonable judgment, such aggregation (i) will result in an overall economic benefit to the Fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading require-ments, and (ii) is not inconsistent with the policies set forth in the Trust's registration statement and the Fund's Prospectus and Statement of Additional Information. When two or more Funds or other clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, it is believed that the ability of the Funds to participate in volume transactions will generally produce better executions for the Funds.


                           PERFORMANCE INFORMATION

   From time to time, a Fund may use hypothetical investment examples and performance information in advertisements, shareholder reports or other communications to shareholders. Because such performance information is based on past investment results, it should not be considered as an indication or representation of the performance of a Fund in the future. From time to time, the performance and yield of a Fund may be quoted and compared to those of other mutual funds with similar investment objectives, unmanaged investment accounts, including savings accounts, or other similar products and to stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc. or Morningstar Mutual Funds on Disc, widely recognized independent services which monitor the performance of mutual funds. Performance and yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in local or regional publications, may also be used in comparing the performance and yield of a Fund. A Fund's performance may be compared with indices such as the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, the Lehman Government Bond 1-3 Year Index and the Lehman Aggregate Bond Index; the S&P 500 Index, the Dow Jones Industrial Average or any other commonly quoted index of common stock prices; and the Russell 2000 Index and the NASDAQ Composite Index. Additionally, a Fund may, with proper authorization, reprint articles written about such Fund and provide them to prospective shareholders.

   A Fund may provide period and average annual "total rates of return." The "total rate of return" refers to the change in the value of an investment in a Fund over a period (which period shall be stated in any advertisement or communication with a shareholder) based on any change in net asset value per share including the value of any shares purchased through the reinvestment of any dividends or capital gains distributions declared during such period. One-, five-, and ten-year periods will be shown, unless the Fund has been in existence for a shorter-period.

   Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of shares of a Fund will vary based on market conditions, the current market value of the securities held by the Fund and changes in the Fund's expenses. The advisers, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of shares of the Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles .

   In connection with the conversion of various common trust funds maintained by Chase into the Vista Select funds (the "CTF Conversion"), the Balanced
Fund was established to receive the assets of The Balanced Fund of Chemical Bank, the Bond Fund was established to receive the assets of The Taxable Bond Fund of Chemical Bank and the Trinity Bond Fund and Fixed Income Fund of The Chase Manhattan Bank, the Emerging Growth Fund was established to receive the assets of the Emerging Growth Fund of The Chase Manhattan Bank, the Equity Income Fund was established to receive the assets of The Equity Income Fund of Chemical Bank and the Equity Income Fund of The Chase Manhattan Bank, the Intermediate Bond Fund was established to receive the assets of The Intermediate-Term Taxable Bond Fund of Chemical Bank, the International Equity Fund was established to receive the assets of The International Equity Fund of Chemical Bank and the International Equity Fund of The Chase Manhattan Bank, the Large Cap Equity Fund was established to receive the assets of the Trinity Equity Fund and Intrinsic Value Equity Fund of The Chase Manhattan Bank, the Large Cap Growth Fund was established to receive the assets of The Core Equity Fund of Chemical Bank, the Short-Term Bond Fund was established to receive the assets of the Short-Term Bond Fund of The Chase Manhattan Bank and the Small Cap Value Fund was established to receive the assets of The Smaller Companies Equities Fund of Chemical Bank.

   Performance results presented for the Balanced Fund, Bond Fund, Emerging Growth Fund, Equity Income Fund, Intermediate Bond Fund, International Equity Fund, Large Cap Equity Fund, Large Cap Growth Fund, Short-Term Bond Fund and Small Cap Value Fund will be based upon the performance of The Balanced Fund of Chemical Bank, the Fixed Income Fund of The Chase Manhattan Bank, the Emerging Growth Fund of The Chase Manhattan Bank, the Equity Income Fund of The Chase Manhattan Bank, The Intermediate-Term Taxable Bond Fund of Chemical Bank, The International Equity Fund of Chemical Bank, the Intrinsic Value Equity Fund of The Chase Manhattan Bank, The Core Equity Fund of Chemical Bank, the Short-Term Bond Fund of The Chase Manhattan Bank and The Smaller Companies Equities Fund of Chemical Bank, respectively, for periods prior to the consummation of the CTF Conversion.

   Advertising or communications to shareholders may contain the views of the advisers as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.

   Advertisements for the Vista funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds.

                             Total Rate of Return

   A Fund's or class' total rate of return for any period will be calculated by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share on the first day of such period, and (b) subtracting 1 from the result. The average annual rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation as calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and
(z) subtracting 1 from the result.

   The average annual total rate of return figures for the following Funds, reflecting the initial investment and reinvested dividends (but excluding the effects of any applicable sales charges) for the one, five and ten year periods ended October 31, 1996, and for the period from commencement of
business operations of each such Fund to       , 1996, were as follows:

                                 One      Five      Ten        Since         Date of
Fund                            Year     Years     Years     Inception      Inception
-------------------------       ----     -----     -----     ---------      ---------
Balanced Fund
Bond Fund
Emerging Growth Fund
Equity Income Fund
Intermediate Bond Fund
International Equity Fund
Large Cap Equity Fund
Large Cap Growth Fund
Short-Term Bond Fund
Small Cap Value Fund

----------

Performance presented in the table above and in each table that follows the Funds is based upon the performance of their respective predecessor funds (which had fiscal years ending on , 1996) for periods prior to the consummation of the CTF Reorganization. Performance presented for each of these Funds for periods prior to the consummation of the CTF Reorganization is based on the historical performance of shares of its predecessor fund, adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for that Fund as disclosed in its prosepctus.

   The Funds may also from time to time include in advertisements or other communications a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of a Fund with other measures of investment return.


                               Yield Quotations

   Any current "yield" quotation for a Fund shall consist of an annualized hypothetical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

   The yields of the shares of the Funds for the thirty-day period ended
         , 1996 were as follows:


                                     ---
Balanced Fund                         %
Bond Fund                             %
Emerging Growth Fund                  %
Equity Income Fund                    %
Intermediate Bond Fund                %
International Equity Fund             %
Large Cap Equity Fund                 %
Large Cap Growth Fund                 %
Short-Term Bond Fund                  %
Small Cap Value Fund                  %

----------

Performance presented in the table above and in each table that follows the Funds is based upon the performance of their respective predecessor funds (which had fiscal years ending on , 1996) for periods prior to the consummation of the CTF Reorganization. Performance presented for each of these Funds for periods prior to the consummation of the CTF Reorganization is based on the historical performance of shares of its predecessor fund, adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary for that Fund as disclosed in its prospectus.

   Advertisements for the Funds may include references to the asset size of other financial products made available by Chase, such as the offshore assets of other funds advised by Chase.


                     Non-Standardized Performance Results

   The table below reflects the net change in the value of an assumed initial investment of $10,000 in the Funds for the period from the commencement date of business of the predecessor common trust fund for each such Fund (i.e.,
               , 19  for the Balanced Fund,                , 19  for the Bond
Fund,                , 19  for the Emerging Growth Fund,                , 19
for the Equity Income Fund,                , 19  for the Intermediate Bond
Fund,                , 19  for the International Equity Fund,
               , 19  for the Large Cap Equity Fund,                , 19  for
the Large Cap Growth Fund,                , 19  for the Short-Term Bond Fund
and                , 19  for the Small Cap Value Fund) through October 31,
1996. The values reflect an assumption that capital gain distributions and income dividends, if any, have been invested in additional shares of the same class. From time to time, the Funds may provide these performance results in addition to the total rate of return quotations required by the Securities and Exchange Commission. As discussed more fully in the Prospectuses, neither these performance results, nor total rate of return quotations, should be considered as representative of the performance of the Funds in the future. These factors and the possible differences in the methods used to calculate performance results and total rates of return should be considered when comparing such performance results and total rate of return quotations of the Funds with those published for other investment companies and other investment vehicles.


                                 Value of        Value of
                                  Initial         Capital         Value of
                                  $10,000          Gains         Reinvested
                                Investment     Distributions      Dividends     Total Value
-------------------------       ----------     -------------     ----------     -----------
Balanced Fund
Bond Fund
Emerging Growth Fund
Equity Income Fund
Intermediate Bond Fund
International Equity Fund
Large Cap Equity Fund
Large Cap Growth Fund
Short-Term Bond Fund
Small Cap Value Fund

                       DETERMINATION OF NET ASSET VALUE

   As of the date of this Statement of Additional Information, the New York Stock Exchange is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition to the days listed above (other then Good Friday), Chase is closed for business on the following holidays: Martin Luther King Day, Columbus Day and Veteran's Day. Since the International Equity Fund invests in securities primarily listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays on which the Fund does not price, the Fund's portfolio will trade and the net asset value of the Fund's shares may be significantly affected on days when the investor has no access to the Fund.

   Equity securities in a Fund's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ National Market System, or at the last quoted bid price for securities in which there were no sales during the day or for other unlisted (over-the-counter) securities not reported on the NASDAQ National Market System. Bonds and other fixed income securities (other than short-term obligations, but including listed issues) in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations which mature in 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Portfolio securities (other than short-term obligations) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

   Interest income on long-term obligations in a Fund's portfolio is determined on the basis of coupon interest accrued plus amortization of discount (the difference between acquisition price and stated redemption price at maturity) and premiums (the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest and discount accrued less amortization of premium.


                            PURCHASES AND REDEMPTIONS

   The Fund has established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds' Transfer Agent may defer acting on a financial institution's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent.

   Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).


                                 TAX MATTERS

   The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                 Qualification as a Regulated Investment Company

   Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without a deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its net investment income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement. Under the current view of the Internal Revenue Ser-vice, if a Fund invests all of its assets in another open-end, management investment company which is classified as a partnership for federal income tax purposes, such Fund will be deemed to own a proportionate share of the income of the portfolio into which it contributes all of its assets for purposes of determining whether such Fund satisfies the Distribution Requirement and the other requirements necessary to qualify as a regulated investment company (e.g., Income Requirement (hereinafter defined), etc.).

   In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short-Short Gain Test, a Fund may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short-Short Gain Test will not prevent a Fund from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by a Fund at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

   In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256, will generally be treated as ordinary income or loss.

   Further, the Code also treats as ordinary income, a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of a Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by such Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to such Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction; and (2) the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to a Fund's shareholders.

   In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if: (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto); or (3) the asset is stock and the Fund grants an in-the- money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

   Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by a Fund will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, a Fund may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

   Transactions that may be engaged in by certain of the Funds (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long- term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts. The Internal Revenue Service (the "IRS") has held in several private rulings that gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code
Section 1256.

   The International Equity Fund may enter into notional principal contracts, including interest rate swaps, caps, floors and collars. Under Treasury Regulations, in general, the net income or deduction from a notional principal contract for a taxable year is included in or deducted from gross income for that taxable year. The net income or deduction from a notional principal contract for a taxable year equals the total of all of the periodic payments (generally, payments that are payable or receivable at fixed periodic intervals of one year or less during the entire term of the contract) that are recognized from that contract for the taxable year and all of the non-periodic payments (including premiums for caps, floors and collars) that are recognized from that contract for the taxable year. No portion of a payment by a party to a notional principal contract is recognized prior to the first year to which any portion of a payment by the counterparty relates. A periodic payment is recognized ratably over the period to which it relates. In general, a non-periodic payment must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract. A non-periodic payment that relates to an interest rate swap, cap, floor or collar shall be recognized over the term of the contract by allocating it in accordance with the values of a series of cash- settled forward or option contracts that reflect the specified index and notional principal amount upon which the notional principal contract is based under an alternative method contained in the proposed regulations.

   The International Equity Fund may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it may elect to treat the PFIC as a qualifying electing fund (a "QEF") in which event the Fund will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or net capital gain from the PFIC. If the Fund does not (because it is unable to, chooses not to or otherwise) elect to treat the PFIC as a QEF, then in general (1) any gain recognized by the Fund upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Fund from the PFIC will be allocated ratably over the Fund's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

   Under proposed Treasury Regulations issued in 1992 (but not yet effective), the International Equity Fund could elect to recognize as gain the excess as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Fund's adjusted tax basis in that share ("mark-to-market gain"). Such mark-to-market gain will be included by the Fund as ordinary income, such gain will not be subject to the Short-Short Gain Test, and the Fund's holding period with respect to such PFIC stock commences on the first day of the next taxable year. If the Fund makes such election in the first taxable year it holds PFIC stock, the Fund will include ordinary income from any mark-to-market gain, if any, and will not incur the tax described in the previous paragraph.

   Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

   In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option. However, with regard to forward currency contracts, there does not appear to be any formal or informal authority which identifies the issuer of such instrument. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government Securities.

   If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

                 Excise Tax on Regulated Investment Companies

   A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

   For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

   Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                              Fund Distributions

   Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends-received deduction for corporations only to the extent discussed below.

   A Fund may either retain or distribute to shareholders its net realized capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

   Conversely, if a Fund elects to retain its net realized capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

   With respect to each Fund other than International Equity Fund, ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends- received deduction generally available to corporations to the extent of the amount of qualifying dividends received by a Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code Section 246(c)

(3) and (4): (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and
(ii) any period during which a Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in- the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of Code Section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items). In the case where a Fund invests all of its assets in a Portfolio and the Fund satisfies the holding period rules pursuant to Code
Section 246(c) as to its interest in the Portfolio, a corporate shareholder which satisfies the foregoing requirements with respect to its shares of the Fund should receive the dividends-received deduction.

   For purposes of the Corporate AMT and the environmental Superfund tax, the corporate dividends- received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMT. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividends- received deduction) in determining its adjusted current earnings.

   Investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known. If more than 50% of the value of the International Equity Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by such Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax advisor regarding the potential application of foreign tax credits.

   Distributions by a Fund that do not constitute ordinary income dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

   Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

   Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

   A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all,
(2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

                         Sale or Redemption of Shares

   A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long- term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt- interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


                             Foreign Shareholders

   Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

   If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains. Furthermore, with respect to the International Equity Fund, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes which it is treated as having paid.

   If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

   In the case of foreign noncorporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of its foreign status.

   The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

            Effect of Future Legislation; Local Tax Considerations

   The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

   Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.

             MANAGEMENT OF THE TRUST AND THE FUNDS OR PORTFOLIOS

                            Trustees and Officers

   The Trustees and officers of the Trust and their principal occupations for at least the past five years are set forth below. Their titles may have varied during that period.

   Fergus Reid, III--Chairman of the Trust. Chairman and Chief Executive Officer, Lumelite Corporation, since September 1985; Trustee, Morgan Stanley Funds. Age: 63. Address: 202 June Road, Stamford, CT 06903.

   Richard E. Ten Haken--Trustee; Chairman of the Audit Committee. Formerly District Superintendent of Schools, Monroe No. 2 and Orleans Counties, New York; Chairman of the Board and President, New York State Teachers' Retirement System. Age: 61. Address: 4 Barnfield Road, Pittsford, NY 14534.

   William J. Armstrong--Trustee. Vice President and Treasurer,
Ingersoll-Rand Company. Age: 54. Address: 49 Aspen Way, Upper Saddle River, NJ 07458.

   John R.H. Blum--Trustee. Attorney in private practice; formerly, partner in the law firm of Richards, O'Neil & Allegaert; Commissioner of Agriculture
- State of Connecticut, 1992-1995. Age: 66. Address: 322 Main Street, Lakeville, CT 06039.

   Joseph J. Harkins--Trustee. Retired; Commercial Sector Executive and Executive Vice President of The Chase Manhattan Bank, N.A. from 1985 through 1989. He has been employed by Chase in numerous capacities and offices since 1954. Director of Blessings Corporation, Jefferson Insurance Company of New York, Monticello Insurance Company and National. Age: 64. Address: 257 Plantation Circle South, Ponte Vedra Beach, FL 32082.

   *H. Richard Vartabedian--Trustee and President of the Trust; Chairman of the Portfolios. Consultant, Republic Bank of New York; formerly, Senior Investment Officer, Division Executive of the Investment Management Division of The Chase Manhattan Bank, N.A., 1980 through 1991. Age: 60. Address: P.O. Box 296, Beach Road, Hendrick's Head, Southport, ME 04576.

   Stuart W. Cragin, Jr.--Trustee. Retired; formerly President, Fairfield Testing Laboratory, Inc. He has previously served in a variety of marketing, manufacturing and general management positions with Union Camp Corp., Trinity Paper & Plastics Corp., and Conover Industries. Age: 63. Address: 108 Valley Road, Cos Cob, CT 06807.

   Irving L. Thode--Trustee. Retired; formerly Vice President of Quotron Systems. He has previously served in a number of executive positions with Control Data Corp., including President of its Latin American Operations, and General Manager of its Data Services business. Age: 64. Address: 80 Perkins Road, Greenwich, CT 06830.

   *W. Perry Neff--Trustee. Independent Financial Consultant; Director of North America Life Assurance Co., Petroleum & Resources Corp. and The Adams Express Co.; Formerly Director and Chairman of The Hanover Funds, Inc.; Formerly Director, Chairman and President of The Hanover Investment Funds, Inc. Age: 68. Address: RR 1 Box 102, Weston, VT 05181.

   Roland R. Eppley, Jr.--Trustee. Retired; formerly President and Chief Executive Officer, Eastern States Bankcard Association Inc. (1971-1988); Director, Janel Hydraulics, Inc.; Formerly Director of The Hanover Funds, Inc. Age: 63. Address: 105 Coventry Place, Palm Beach Gardens, FL 33418.

   W.D. MacCallan--Trustee. Director of The Adams Express Co. and Petroleum & Resources Corp.; formerly Chairman of the Board and Chief Executive Officer of The Adams Express Co. and Petroleum & Resources Corp.; Formerly Director of The Hanover Funds, Inc. and The Hanover Investment Funds, Inc. Age: 68.
Address: 624 East 45th Street, Savannah, GA 31405

   Martin R. Dean--Treasurer and Assistant Secretary. Associate Director, Accounting Services, BISYS Fund Services; formerly Senior Manager, KPMG Peat Marwick (1987-1994). Age: 32. Address: 3435 Stelzer Road, Columbus, OH 43219.

   Ann E. Bergin--Secretary. First Vice President, BISYS Fund Services, Inc.; formerly, Senior Vice President, Administration, Concord Financial Group (1991-1995); Assistant Vice President, Dreyfus Service Corporation (1982-1991). Age: 35. Address: 125 West 55th Street, New York, NY 10019.

----------
* Asterisks indicate those Trustees that are "interested persons" (as defined in the 1940 Act). Mr. Reid is not an interested person of the Trust's investment advisers or principal underwriter, but may be deemed an interested person of the Trust solely by reason of being an officer of the Trust.

   The Board of Trustees of the Trust presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Blum, Cragin, Thode, Armstrong, Harkins, Reid and Vartabedian. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters.

   The Board of Trustees of the Trust has established an Investment Committee. The members of the Investment Committee are Messrs. Vartabedian (Chairman) and Reid, as well as Leonard M. Spalding, President of Vista Capital Management. The function of the Investment Committee is to review the investment management process of the Trust.

           Remuneration of Trustees and Certain Executive Officers:

   Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of the advisers is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by the advisers. Each Trustee receives a fee, allocated among all investment companies for which the Trustee serves, which consists of an annual retainer component and a meeting fee component. Each Trustee of the Vista Funds receives a quarterly retainer of $12,000 and an additional per meeting fee of $1,500. Members of committees receive a meeting fee only if the committee meeting is held on a day other than a day on which a regularly scheduled meeting is held. The Chairman of the Trustees and the Chairman of the Investment Committee each receive a 50% increment over regular Trustee total compensation for serving in such capacities for all the investment companies advised by the adviser.


              Vista Funds Retirement Plan for Eligible Trustees

   The Trustees have instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds advised by the advisers, the advisers, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to 10% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any of the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee.

   Set forth below in the table are the estimated annual benefits payable to an eligible Trustee upon retirement assuming various compensation and years of service classifications. As of September 30, 1996, the estimated credited years of service for Messrs. Reid, Ten Haken, Armstrong, Blum, Harkins, Vartabedian, Cragin, Thode, Neff, Eppley and MacCallan were 11, 11, 8, 11, 5, 3, 3, 3, 6, 7 and 6, respectively.


              Highest Annual Compensation Paid by All Vista Funds
              ---------------------------------------------------
                $40,000        $45,000       $50,000      $55,000

Years of
Service             Estimated Annual Benefits upon Retirement
----------      -------------------------------------------------
10              $40,000        $45,000       $50,000      $55,000
9                36,000         40,500        45,000       49,500
8                32,000         36,000        40,000       44,000
7                28,000         31,500        35,000       38,500
6                24,000         27,000        30,000       33,000
5                20,000         22,500        25,000       27,500

   The Trustees have also instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Covered Funds, the advisers, administrator or distributor or any of their affiliates) may enter into agreements with the Covered Funds whereby payment of the Trustee's fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are invested in shares of Vista funds selected by the Trustee. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death.

   Messrs. Ten Haken, Thode and Vartabedian have each executed a deferred compensation agreement for the 1996 calendar year and as of September 30, 1996 they had contributed $15,200, $39,500 and $59,250, respectively.

   The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

   As of October 1, 1996, the Trustees and officers as a group owned no outstanding shares of any Fund.

                            Adviser and Sub-Adviser

   Chase acts as investment adviser to the Funds pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, Chase is responsible for investment decisions for the Funds. Pursuant to the terms of the Advisory Agreement, Chase provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds' investments. The advisers continuously provide investment programs and determine from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The advisers to the Funds furnish, at their own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.

   Under the Advisory Agreement, the adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

   Pursuant to the terms of the Advisory Agreement and the sub-advisers' agreements with the adviser, the adviser and sub-advisers are permitted to render services to others. Each advisory agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the adviser or sub-adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The advisory agreements provide that the adviser or sub-adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for wilful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

   With respect to the Equity Funds, the equity research team of the adviser looks for two key variables when analyzing stocks for potential investment by equity portfolios: value and momentum. To uncover these qualities, the team uses a combination of quantitative analysis, fundamental research and computer technology to help identify undervalued stocks.

   In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities laws or regulations thereunder of any state in which the shares of the Funds are qualified for sale, as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to a Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

   Under the Advisory Agreement, Chase may delegate a portion of its responsibilities to a sub-adviser. In addition, the Advisory Agreement provides that Chase may render services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser of the Fund and are under the common control of Chase as long as all such persons are functioning as part of an organized group of persons, managed by authorized officers of Chase.

   Chase, on behalf of the Funds (except the International Equity Fund), has entered into an investment sub-advisory agreement with Chase Asset Management, Inc. ("CAM"). With respect to the International

Equity Fund, Chase has entered into an investment sub-advisory agreement with Chase Asset Management (London) Limited ("CAM London"). With respect to the day-to-day management of the Funds, under the sub- advisory agreements, the sub-advisers make decisions concerning, and place all orders for, purchases and sales of securities and helps maintain the records relating to such purchases and sales. The sub-advisers may, in their discretion, provide such services through their own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to the Company under applicable laws and are under the common control of Chase; provided that (i) all persons, when providing services under the sub-advisory agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of the sub-advisers. This arrangement will not result in the payment of additional fees by the Funds.

   Chase, a wholly-owned subsidiary of The Chase Manhattan Corporation, a registered bank holding company, is a commercial bank offering a wide range of banking and investment services to customers throughout the United States and around the world. Also included among Chase's accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives.

   CAM is a wholly-owned operating subsidiary of the Adviser. CAM is registered with the Securities and Exchange Commission as an investment adviser and was formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function, and the same individuals who serve as portfolio managers for CAM also serve as portfolio managers for Chase.

   CAM London is an indirect wholly-owned subsidiary of the Adviser. CAM London is registered with the Securities and Exchange Commission and is regulated by the Investment Management Regulatory Organization (IMRO) as an investment adviser and was formed for the purpose of providing discretionary investment advisory services to institutional clients and to consolidate Chase's investment management function, and the same individuals who serve as portfolio managers for CAM London also serve as portfolio managers for Chase.

   In consideration of the services provided by the adviser pursuant to the Advisory Agreement, the adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of such Fund's average daily net assets specified in the relevant Prospectuses. However, the adviser may voluntarily agree to waive a portion of the fees payable to it on a month- to-month basis. For its services under its sub-advisory agreement, CAM (or CAM London in the case of the International Equity Fund) will be entitled to receive, with respect to each such Fund, such compensation, payable by the adviser out of its advisory fee, as is described in the relevant Prospectuses.


                                Administrator

   Pursuant to separate Administration Agreements (the "Administration Agreements"), Chase is the administrator of the Funds. Chase provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry its duties. Chase in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

   Under the Administration Agreements Chase is permitted to render administrative services to others. The Administration Agreements will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Administration Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Administration Agreements are terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by Chase on 60 days' written notice, and will automatically terminate in the event of their "assignment" (as defined in the 1940 Act). The Administration Agreements also provide that neither Chase or its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administration Agreements.

   In addition, the Administration Agreements provide that, in the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, Chase shall reduce its administration fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by Chase shall be deducted from the monthly administration fee otherwise payable to Chase during such fiscal year, and if such amounts should exceed the monthly fee, Chase shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

   In consideration of the services provided by Chase pursuant to the Administration Agreements, Chase receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of each of the Fund's average daily net assets, on an annualized basis for the Fund's then-current fiscal year. Chase may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.


                Distribution and Sub-Administration Agreement

   The Trust has entered into a Distribution and Sub-Administration Agreement, (the "Distribution Agreement") with the Distributor, pursuant to which the Distributor acts as the Funds' exclusive underwriter, provides certain administration services and promotes and arranges for the sale of Shares. The Distributor is a wholly-owned subsidiary of BISYS Fund Services, Inc. The Distribution Agreement provides that the Distributor will bear the expenses of printing, distributing and filing prospectuses and statements of additional information and reports used for sales purposes, and of preparing and printing sales literature and advertisements not paid for by the Distribution Plan. The Trust pays for all of the expenses for qualification of the shares of each Fund for sale in connection with the public offering of such shares, and all legal expenses in connection therewith. In addition, pursuant to the Distribution Agreement, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space.

   The Distribution Agreement is currently in effect and will continue in effect with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of such Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Distribution Agreement also provides that neither the Distributor nor its personnel shall be liable for any act or omission in the course of, or connected with, rendering services under the Distribution Agreement, except for willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

   In the event the operating expenses of any Fund, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to that Fund imposed by the securities laws or regulations thereunder of any state in which the shares of such Fund are qualified for sale, as such limitations may be raised or lowered from time to time, the Distributor shall reduce its sub-administration fee with respect to such Fund (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the Distributor shall be deducted from the monthly sub-administration fee otherwise payable with respect to such Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Distributor shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

   In consideration of the sub-administration services provided by the Distributor pursuant to the Distribution Agreement, the Distributor receives an annual fee, payable monthly, of 0.05% of the net assets of each Fund. However, the Distributor has voluntarily agreed to waive a portion of the fees payable to it under the Distribution Agreement with respect to each Fund on a month-to-month basis.

                         Transfer Agent and Custodian

   The Trust has also entered into a Transfer Agency Agreement with DST Systems, Inc. ("DST") pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

   Pursuant to a Custodian Agreement, Chase acts as the custodian of the assets of each Fund and receives such compensation as is from time to time agreed upon by the Trust and Chase. As custodian, Chase provides oversight and record keeping for the assets held in the portfolios of each Fund. Chase is located at 3 Metrotech Center, Brooklyn, NY 11245.


                           INDEPENDENT ACCOUNTANTS

   Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, independent accountants of the Funds, provides the Funds with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.


                             GENERAL INFORMATION

             Description of Shares, Voting Rights and Liabilities

   Mutual Fund Select Group is an open-end, non-diversified management investment company organized as Massachusetts business trust under the laws of the Commonwealth of Massachusetts in 1996. The Trust currently consists of 10 series of shares of beneficial interest, par value $.001 per share. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

   Each Fund currently issues a single class of shares but may, in the future, offer other classes of shares. The categories of investors that are eligible to purchase shares may be different for each class of Fund shares. Other classes of shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes.

   Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation for selling one particular class of shares rather than another.

   The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. Shares have no preemptive or conversion rights. Shares, when issued, are fully paid and non- assessable, except as set forth below. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.

   Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

   The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

   The Board of Trustees has adopted a Code of Ethics addressing personal securities transactions by investment personnel and access persons and other related matters. The Code of Ethics substantially conforms to the recommendations made by the Investment Company Institute ("ICI") (except where noted) and includes such provisions as:

   o Prohibitions on investment personnel acquiring securities in initial offerings;

   o A requirement that access persons obtain prior to acquiring securities in a private placement and that the officer granting such approval have no interest in the issuer making the private placement;

   o A restriction on access persons executing transactions for securities on a recommended list until 14 days after distribution of that list;

   o A prohibition on access persons acquiring securities that are pending execution by one of the Funds until 7 days after the transactions of the Funds are completed;

   o A prohibition of any buy or sell transaction in a particular security in a 30-day period, except as may be permitted in certain hardship cases or exigent circumstances where prior approval is obtained. This provision differs slightly from the ICI recommendation;

   o A requirement for pre-clearance of any buy or sell transaction in a particular security after 30 days, but within 60 days;

   o A requirement that any gift exceeding $75.00 from a customer must be reported to the appropriate compliance officer;

   o A requirement that access persons submit in writing any request to serve as a director or trustee of a publicly traded company;

   o A requirement that all securities transactions in excess of $1,000 be pre-cleared, except that if a person has engaged in more than $10,000 of securities transactions in a calendar quarter all securities of such person require pre-clearance (this de minimus exception differs slightly from the ICI recommendations);

   o A requirement that all access persons direct their broker-dealer to submit duplicate confirmation and customer statements to the appropriate compliance unit; and

   o A requirement that all access persons sign a Code of Ethics acknowledgment, affirming that they have read and understood the Code and submit a personal security holdings report upon commencement of employment or status and a personal security transaction report within 10 days of each calendar quarter thereafter.

                              Principal Holders

   As of October 1, 1996, no person owned of record 5% or more of the outstanding shares of any Fund.

                                   APPENDIX A

                       DESCRIPTION OF CERTAIN OBLIGATIONS
                     ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                          AGENCIES OR INSTRUMENTALITIES

   Federal Farm Credit System Notes and Bonds--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. Government. These bonds are not guaranteed by the U.S. Government.

   Maritime Administration Bonds--are bonds issued and provided by the Department of Transportation of the U.S. Government are guaranteed by the U.S. Government.

   FNMA Bonds--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. Government.

   FHA Debentures--are debentures issued by the Federal Housing
Administration of the U.S. Government and are guaranteed by the U.S.
Government.

   FHA Insured Notes--are bonds issued by the Farmers Home Administration of the U.S. Government and are guaranteed by the U.S. Government.

   GNMA Certificates--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. Government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. Government obligations may be purchased at a discount from face value.

   FHLMC Certificates and FNMA Certificates--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. Government.

   GSA Participation Certificates--are participation certificates issued by the General Services Administration of the U.S. Government and are guaranteed by the U.S. Government.

   New Communities Debentures--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. Government.

   Public Housing Bonds--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. Government, the payment of which is secured by the U.S. Government.

   Penn Central Transportation Certificates--are certificates issued by Penn Central Transportation and guaranteed by the U.S. Government.

   SBA Debentures--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. Government.

   Washington Metropolitan Area Transit Authority Bonds--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. Government.

   FHLMC Bonds--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. Government.

   Federal Home Loan Bank Notes and Bonds--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. Government.

   Student Loan Marketing Association ("Sallie Mae") Notes and bonds--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. Government.

   D.C. Armory Board Bonds--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. Government.

   Export-Import Bank Certificates--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. Government.

   In the case of securities not backed by the "full faith and credit" of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitments.

   Investments may also be made in obligations of U.S. Government agencies or instrumentalities other than those listed above.

                                                                      APPENDIX B

                            DESCRIPTION OF RATINGS

A description of the rating policies of Moody's, S&P and Fitch with respect to bonds and commercial paper appears below.

Moody's Investors Service's Corporate Bond Ratings

Aaa--Bonds which are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated "A" possess many favorable investment qualities and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguared during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance and other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated "Ca" represent obligations which are speculative in high degree.

Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated "C" are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers "1", "2", and "3" to certain of its rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Ratings Group Corporate Bond Ratings

AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to repay principal and pay interest.

AA--Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and differs from "AAA" issues only in small degree.

A--Bonds rated "A" have a strong capacity to repay principal and pay interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Bonds rated "BBB" are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for higher rated categories.

BB-B-CCC-CC-C--Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI--Bonds rated "CI" are income bonds on which no interest is being paid.

D--Bonds rated "D" are in default. The "D" category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired unless S&P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

The ratings set forth above may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Moody's Investors Service's Commercial Paper Ratings

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well- established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Prime-3--Issuers (or related supporting institutions) rated "Prime-3" have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime--Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Ratings Group Commercial Paper Ratings

A S&P commercial paper rating is current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded in several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3--Issues carrying this designation have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B--Issues rated "B" are regarded as having only speculative capacity for timely payment.

C--This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Fitch Bond Ratings

AAA--Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated F-1+ by Fitch.

A--Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

Fitch Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch's short-term ratings are as follows:

F-1+--Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2--Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3--Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

LOC--The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

Like higher rated bonds, bonds rated in the Baa or BBB categories are considered to have adequate capacity to pay principal and interest. However, such bonds may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds.

After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by a Fund. However, a Fund's investment manager will consider such event in its determination of whether such Fund should continue to hold the security. To the extent the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, a Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in this Prospectus and in the Statement of Additional Information.

                                     PART C



                            MUTUAL FUND SELECT GROUP
                            PART C. OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

     (a)    Financial statements
                 In Part A:       None


                 In Part B:       To be filed by amendment

                 In Part C:       None.

     (b)    Exhibits:

Exhibit
Number
-------
1           Declaration of Trust (1)
2           By-laws. (1)
3           None.
4           None.

5(a)        Form of Proposed Investment Advisory Agreement. (1)

5(b)        Form of Proposed Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(1)
5(c)        Form of Proposed Investment Subadvisory Agreement between The Chase
            Manhattan Bank and Chase Asset Management (London) Limited (1)
6           Form of Proposed Distribution and Sub-Administration Agreement. (1)
7(a)        Form of Retirement Plan for Eligible Trustees.(2)
7(b)        Form of Deferred Compensation Plan for Eligible Trustees. (2)
8(a)        Form of Proposed Custodian Agreement. (1)
8(b)        Form of Proposed Sub-Custodian Agreement. (3)
9(a)        Form of Proposed Transfer Agency Agreement. (1)
9(b)        Form of Proposed Administration Agreement. (1)

10          Opinion re: Legality of Securities being Registered. (3)
11          Consent of Price Waterhouse LLP (3)
12          None.
13          Not Applicable



14          None.
15          None.
16          Schedule for Computation for Each Performance Quotation.(3)
17          Financial Data Schedules (3)
18          Not Applicable


--------------------
(1) Filed herewith
(2) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(3) To be filed by amendment

ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 26.  Number of Holders of Securities

                                                      Number of Record
         Title of Series                        Holders as of September 30, 1996
         ---------------                        --------------------------------

VISTA(SM) Select Balanced Fund                               None
VISTA(SM) Select Equity Income Fund                          None
VISTA(SM) Select Large Cap Equity Fund                       None
VISTA(SM) Select Large Cap Growth Fund                       None
VISTA(SM) Select Emerging Growth Fund                        None
VISTA(SM) Select Small Cap Value Fund                        None
VISTA(SM) Select International Equity Fund                   None
VISTA(SM) Select Short-Term Bond Fund                        None
VISTA(SM) Select Intermediate Bond Fund                      None
VISTA(SM) Select Bond Fund                                   None



ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a
                                                                                Director of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Paul W. MacAvoy                        Director                                 Dean of Yale School of
                                                                                Organization and Management

David T. McLaughlin                    Director                                 President and Chief Executive
                                                                                Officer of The Aspen Institute,
                                                                                Chairman of Standard Fuse
                                                                                Corporation and a Director of each
                                                                                of ARCO Chemical Company and
                                                                                Westinghouse Electric Corporation

Edmund T. Pratt, Jr.                   Director                                 Chairman Emeritus, formerly
                                                                                Chairman and Chief Executive
                                                                                Officer, of Pfizer Inc. and a
                                                                                Director of each of Pfizer, Inc.,
                                                                                Celgene Corp., General Motors
                                                                                Corporation and International Paper
                                                                                Company

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

Donald H. Trautlein                    Director                                 Retired Chairman and
                                                                                Chief Executive Officer
                                                                                of Bethlehem Steel
                                                                                Corporation



James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.

David T. Kearns                        Director                                 Retired Chairman and Chief
                                                                                Executive Officer of the Xerox
                                                                                Corporation

Delano E. Lewis                        Director                                 President and Chief Executive
                                                                                Officer of National Public Radio

John H. McArthur                       Director                                 Dean of the Harvard Graduate
                                                                                School of Business Administration

Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Michael C. Bergerac                    Director                                 Chairman of the Board and
                                                                                Chief Executive Officer Bergerac & Co., Inc.

Susan V. Berresford                    Director                                 President, The Ford Foundation

Randolph W. Bromery                    Director                                 President, Springfield College; President,
                                                                                Geoscience Engineering Corporation

Charles W. Duncan, Jr.                 Director                                 Private Investor

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

E. Michael Kruse                       Vice Chairman of the Board

J. Bruce Llewellyn                     Director                                 Chairman of the Board, The Philadelphia
                                                                                Coca-Cola Bottling Company, The Coca-
                                                                                Cola Bottling Company of Wilmington,
                                                                                Inc., Queen City Broadcasting, Inc.

John P. Mascotte                       Director                                 Chairman, The Missouri Corporation of
                                                                                Johnson & Higgins

John F. McGillicuddy                   Director                                 Retired Chairman of the Board and
                                                                                Chief Executive Officer

Edward D. Miller                       Senior Vice Chairman
                                       of the Board

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation
 .
Michael I. Sovern                      Director                                 President, Emeritus and Chancellor Kent,
                                                                                Professor of Law, Columbia University

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

W. Bruce Thomas                        Director                                 Private Investor

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan

Richard D. Wood                        Director                                 Retired Chairman of the Board, Eli Lilly
                                                                                and Company

Item 28(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------

James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited


Item 28(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.


                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------

Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset
                                           Management, Inc.; Vice President,
                                           The Chase Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 29.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                               Address
                  ----                               -------
Vista Fund Distributors, Inc.                        101 Park Avenue,
                                                     New York, NY 10178

DST Systems, Inc.                                    210 W. 10th Street,
                                                     Kansas City, MO 64105

The Chase Manhattan Bank                             270 Park Avenue,
                                                     New York, NY 10017

Chase Asset Mangement, Inc.                          1211 Avenue of the
                                                     Americas,
                                                     New York, NY 10036

Chase Asset Management, Ltd. (London)                Colvile House
                                                     32 Curzon Street
                                                     London, England W1Y8AL

The Chase Manhattan Bank                             One Chase Square,
                                                     Rochester, NY 14363

ITEM 31.  Management Services

          Not applicable

ITEM 32.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.

                  (3) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the date of commencement of investment operations for each of Vista Select Balanced Fund, Vista Select Equity Income Fund, Vista Select Large Cap Equity Fund, Vista Select Large Cap Growth Fund, Vista Select Emerging Growth Fund, Vista Select Small Cap Value Fund, Vista Select International Equity Fund, Vista Select Short-Term Bond Fund, Vista Select Intermediate Bond Fund and Vista Select Bond Fund.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of October, 1996.

                                                  MUTUAL FUND SELECT GROUP



                                                  By /s/ H. Richard Vartabedian
                                                     --------------------------
                                                     H. Richard Vartabedian
                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Fergus Reid, III               Chairman and Trustee       October 1, 1996
------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                  October 1, 1996
------------------------------     and Trustee
    H. Richard Vartabedian

/s/ Martin R. Dean                 Treasurer and              October 1, 1996
------------------------------     Principal Financial
    Martin R. Dean                 Officer

Exhibit
Number
-------

1                 Declaration of Trust.

2                 By-Laws.

5(a)              Form of Proposed Investment Advisory Agreement.

5(b) Form of Proposed Investment Subadvisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc.

5(c) Form of Proposed Investment Subadvisory Agreement between The Chase Manhattan Bank and Chase Asset Management (London) Limited.

6                 Form of Proposed Distribution and Sub-Administration
                  Agreement.

8(a)              Form of Proposed Custodian Agreement.

9(a)              Form of Proposed Transfer Agency Agreement.

9(b)              Form of Proposed Administration Agreement.